UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                       811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	11/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
November 30, 2008 (Unaudited)

Common Stocks--36.0%	Shares	Value ($)

Consumer Discretionary--4.1%
Coach	29,520 a	528,408
Darden Restaurants	24,755	452,769
Family Dollar Stores	37,360 b	1,037,861
Gap	62,250	810,495
Home Depot	33,680	778,345
McDonald's	29,780	1,749,575
Newell Rubbermaid	66,850	893,116
News, Cl. B	87,580	717,280
OfficeMax	50,950	277,678
Omnicom Group	30,670	867,654
Ross Stores	35,030	928,295
Time Warner	74,930	678,117
TJX Cos.	22,400	511,168
		10,230,761
Consumer Staples--4.5%
Coca-Cola Enterprises	51,330	471,209
Colgate-Palmolive	26,910	1,751,034
CVS Caremark	57,820	1,672,733
Estee Lauder, Cl. A	30,340	846,486
Kroger	41,920	1,159,507
Molson Coors Brewing, Cl. B	15,580	692,843
PepsiCo	14,930	846,531
Philip Morris International	42,380	1,786,741
Procter & Gamble	1	64
Wal-Mart Stores	33,730	1,884,832
		11,111,980
Energy--4.1%
Anadarko Petroleum	13,960	573,058
Chevron	32,010	2,529,110
ConocoPhillips	42,180	2,215,294
ENSCO International	22,040	714,316
Hess	19,010	1,027,300
Marathon Oil	28,640	749,795
National Oilwell Varco	15,760 a	445,850
Valero Energy	11,320	207,722
Williams	31,520	511,254
XTO Energy	34,550	1,321,192
		10,294,891

Exchange Traded Funds--.7%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	19,050 b	1,716,215
Financial--4.4%
Bank of America	99,531	1,617,379
Charles Schwab	40,480	741,998
Chubb	37,280	1,914,701
Discover Financial Services	42,250	432,218
Fifth Third Bancorp	70,600 b	674,936
First Horizon National	64,110 b	685,336
JPMorgan Chase & Co.	56,162	1,778,089
KeyCorp	67,100	629,398
U.S. Bancorp	29,350	791,863
Wells Fargo & Co.	60,020	1,733,978
		10,999,896
Health Care--5.7%
Aetna	18,170	396,469
Amgen	20,290 a	1,126,907
Baxter International	29,130	1,540,977
Covidien	16,522	608,835
Hospira	29,750 a	893,393
Johnson & Johnson	23,140	1,355,541
Laboratory Corp. of America
Holdings	11,760 a,b	745,114
Life Technologies	17,980 a,b	469,278
Medtronic	22,860	697,687
Novartis, ADR	38,850	1,822,842
Pfizer	87,880	1,443,868
Schering-Plough	51,400	864,034
St. Jude Medical	19,330 a	541,820
Thermo Fisher Scientific	30,570 a	1,090,738
Vertex Pharmaceuticals	22,740 a	559,177
		14,156,680
Industrial--3.6%
Cooper Industries, Cl. A	14,230	343,512
Delta Air Lines	60,250 a,b	530,803
Emerson Electric	29,990	1,076,341
FedEx	10,200	720,630
General Electric	72,470	1,244,310
Goodrich	17,540	590,221
L-3 Communications Holdings	11,600	779,172
Lockheed Martin	13,600	1,048,696
Raytheon	17,300	844,240
Textron	27,600	420,348
Tyco International	42,332	884,738

United Technologies			10,720	520,242
				9,003,253
Information Technology--5.7%
Accenture, Cl. A			15,790	489,174
Adobe Systems			29,760 a	689,241
Alliance Data Systems			16,540 a,b	716,347
Amphenol, Cl. A			17,200	399,384
Apple			14,970 a	1,387,270
Cisco Systems			133,530 a	2,208,586
Global Payments			11,240	406,551
Intel			61,340	846,492
Juniper Networks			40,970 a	712,059
McAfee			10,790 a	327,261
Microsoft			113,180	2,288,500
Nokia, ADR			19,030	269,655
Oracle			70,700 a	1,137,563
QUALCOMM			43,990	1,476,744
Visa, Cl. A			14,650	770,004
				14,124,831
Materials--.8%
Cia Vale do Rio Doce, ADR			53,850 b	642,969
Freeport-McMoRan Copper & Gold			8,010	192,160
International Paper			32,760	407,862
Mosaic			7,200	218,520
Pactiv			26,120 a	652,739
				2,114,250
Telecommunication Services--.8%
AT & T			68,847	1,966,270
Utilities--1.6%
American Electric Power			42,570	1,332,015
Exelon			22,410	1,259,666
Sempra Energy			27,330	1,275,491
				3,867,172
Total Common Stocks
(cost $105,502,144)				89,586,199

	Coupon	Maturity	Principal
Bonds and Notes--45.5%	Rate (%)	Date	Amount ($)	Value ($)

Asset - Backed Ctfs.--.3%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	585,000	571,496
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	176,567	173,747
				745,243
Asset-Backed Ctfs./Auto Receivables--1.5%

Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	735,000	674,935
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	151,215	147,962
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	417,206
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	815,000	781,056
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	420,000	345,987
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	470,000	446,050
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	975,000	957,829
				3,771,025
Banks--1.5%
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000	792,201
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	430,315
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	385,547
HSBC Holdings,
Sub. Notes	6.50	9/15/37	500,000	420,106
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	595,000	587,545
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,185,000	860,372
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	275,000	271,897
				3,747,983
Commercial Mortgage Pass-Through Ctfs.--.7%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	363,219
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	585,000 c	471,255
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	563,071
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	315,000	250,541
				1,648,086
Diversified Financial Services--2.6%
AEP Texas Central Transition

Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	915,000	844,595
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	365,000 d	351,557
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	455,000 d	450,455
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	840,000	820,992
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	633,025
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	600,000	365,944
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	430,000	422,176
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	220,000	218,416
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	795,000	758,278
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	420,000	360,441
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	855,000	602,951
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	535,000	544,107
				6,372,937
Electric Utilities--.3%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	580,000	647,416
Food & Beverages--.5%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	590,000	572,478
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	565,000	631,554
				1,204,032
Foreign/Governmental--.4%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000 b	738,375
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000 b	182,225
				920,600
Health Care--.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	512,841
Industrials--1.0%
CRH America,

Gtd. Notes	5.30	10/15/13	615,000	462,636
Devon Financing,
Gtd. Notes	6.88	9/30/11	600,000	602,536
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	1,080,000	844,557
United Technologies,
Notes	6.13	7/15/38	575,000	541,611
				2,451,340
Lodging & Entertainment--.5%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	1,260,000 d	1,311,724
Media & Telecommunications--2.0%
AT&T,
Sr. Unscd. Notes	6.50	9/1/37	420,000	346,310
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	600,000	596,814
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	455,632
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	642,125
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	344,680
News America,
Gtd. Notes	6.15	3/1/37	350,000	260,203
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	683,583
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	385,000	321,907
Time Warner,
Gtd. Debs.	6.50	11/15/36	315,000	233,006
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	850,000	709,001
Verizon Wireless,
Sr. Unscd. Notes	8.50	11/15/18	400,000 d	404,266
				4,997,527
Real Estate--.5%
ERP Operating,
Sr. Unscd. Notes	6.95	3/2/11	750,000	688,547
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	750,000	586,106
				1,274,653
Residential Mortgage Pass-Through Ctfs.--.3%
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	123,901	113,135

WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.13	8/25/34	745,000 c	706,820
				819,955
Retail--.3%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	645,000	630,576
Technology--.7%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	320,000 b	317,004
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	650,490
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	940,000	882,564
				1,850,058
U.S. Government Agencies--5.3%
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	430,000	443,277
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	635,000	666,740
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,090,000	1,114,953
Federal Home Loan Banks,
Bonds	5.33	3/6/12	355,000	358,052
Federal Home Loan Banks,
Bonds	5.65	4/20/22	1,175,000	1,243,459
Federal Home Loan Mortgage Corp.,
Notes	3.88	9/30/11	1,400,000 e	1,416,888
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	440,000 e	441,574
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	700,000 e	703,952
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	660,000 e	697,189
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	1,175,000 e	1,258,185
Federal National Mortgage
Association, Notes	4.00	8/18/11	1,580,000 e	1,602,237
Federal National Mortgage
Association, Notes	5.25	3/5/14	2,030,000 e	2,103,620
Federal National Mortgage
Association, Notes	5.38	4/11/22	1,010,000 e	1,063,140
				13,113,266
U.S. Government Agencies/Mortgage-Backed--18.8%
Federal Home Loan Mortgage Corp.:

4.50%, 3/1/21			302,579 [e]	302,417
5.00%, 10/1/18 - 7/1/28			2,003,930 [e]	2,028,021
5.07%, 10/1/35			855,164 [c,e]	855,624
5.50%, 3/1/35 - 1/1/38			2,819,876 [e]	2,864,106
5.77%, 4/1/37			849,624 [c,e]	863,462
6.00%, 5/1/37 - 9/1/38			4,637,334 [e]	4,740,898
7.00%, 8/1/29 - 8/1/36			346,483 [e]	359,124
Federal National Mortgage Association:
4.50%, 1/1/36			954,785 [e]	942,307
4.92%, 9/1/35			430,181 [c,e]	429,773
5.50%, 7/1/35 - 3/1/38			10,133,715 [e]	10,314,101
5.69%, 4/1/37			1,017,298 [c,e]	1,051,249
5.97%, 5/1/37			1,136,328 [c,e]	1,151,282
6.00%, 4/1/33 - 12/1/37			4,670,376 [e]	4,783,786
6.01%, 8/1/37			1,812,652 [c,e]	1,808,505
6.50%, 10/1/36 - 4/1/38			3,589,175 [e]	3,693,853
7.00%, 6/1/32			114,368 [e]	119,879
7.50%, 7/1/32			96,963 [e]	102,135
Government National Mortgage Association I:
5.00%, 11/15/34 - 4/15/38			5,303,631	5,350,538
5.50%, 2/15/36			766,119	780,806
6.00%, 2/15/09 - 8/15/38			2,389,159	2,444,633
6.50%, 4/15/38 - 8/15/38			1,927,208	1,977,703
7.00%, 5/15/23 - 11/15/23			218,684	227,063
9.00%, 12/15/09			5,778	5,814
				47,197,079
U.S. Government Securities--8.1%
U.S. Treasury Bonds	4.50	2/15/36	2,100,000 b	2,435,017
U.S. Treasury Inflation Protected Securities:
Bonds	2.38	1/15/27	1,405,062 b,f	1,261,373
Notes	1.38	7/15/18	1,111,064 b,f	995,357
Notes	2.38	1/15/17	1,405,062 b,f	1,291,012
U.S. Treasury Notes	4.00	11/15/12	2,000,000 b	2,215,938
U.S. Treasury Notes	4.25	8/15/13	1,510,000 b	1,681,645
U.S. Treasury Notes	4.25	11/15/13	735,000 b	820,042
U.S. Treasury Notes	4.50	5/15/17	2,300,000 b	2,578,157
U.S. Treasury Notes	4.63	8/31/11	500,000	547,383
U.S. Treasury Notes	4.63	2/29/12	3,225,000 b	3,570,178
U.S. Treasury Notes	5.13	5/15/16	2,530,000 b	2,961,881
				20,357,983
Total Bonds and Notes
(cost $114,761,341)				113,574,324

Other Investment--18.2%			Shares	Value ($)

Registered Investment Company;

BNY Mellon Emerging Markets Fund	631,848 g	6,128,927
BNY Mellon International Fund	2,145,525 g	17,979,499
BNY Mellon Mid Cap Stock Fund	1,778,219 g	12,589,791
BNY Mellon Small Cap Stock Fund	851,760 g	6,669,284
Dreyfus Institutional Preferred
Plus Money Market Fund	2,089,000 h	2,089,000
Total Other Investment
(cost $76,495,918)		45,456,501

Investment of Cash Collateral for
Securities Loaned--10.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $26,067,547)	26,067,547 [h]	26,067,547

Total Investments (cost $322,826,950)	110.2%	274,684,571
Liabilities, Less Cash and Receivables	(10.2%)	(25,523,784)
Net Assets	100.0%	249,160,787

ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $25,372,491 and the total market value of the collateral held by the fund is $26,067,547.

c	Variable rate security--interest rate subject to periodic change.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $2,518,002 or 1.0% of net assets.

e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g	Investment in affiliated mutual fund.

h	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $322,826,950.

Net unrealized depreciation on investments was $48,142,379 of which $9,864,784 related to appreciated investment securities and $58,007,163 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	161,110,247		0

Level 2 - Other Significant Observable Inputs	113,574,324		0

Level 3 - Significant Unobservable Inputs	0		0

Total	274,684,571		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2008 (Unaudited)

Common Stocks--94.0%	Shares	Value ($)

Brazil--10.3%
Banco Itau Holding Financeira, ADR	225,687	2,613,456
Centrais Eletricas Brasileiras	282,003	3,265,753
Cia de Saneamento Basico do Estado de Sao Paulo	75,208	785,220
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,330	174,264
Cia de Saneamento de Minas Gerais	343,400	2,369,452
Cia Energetica de Minas Gerais, ADR	104,133	1,648,425
Cia Vale do Rio Doce, ADR	549,830	6,564,970
Empresa Brasileira de Aeronautica, ADR	95,230	1,478,922
Grendene	581,700	2,735,255
Medial Saude	459,700	1,129,426
Petroleo Brasileiro (Preferred), ADR	786,920	13,991,438
Petroleo Brasileiro, ADR	85,180	1,783,669
Redecard	67,100	780,532
Tele Norte Leste Participacoes, ADR	441,188	6,476,640
Telemig Celular Participacoes (Rights)	558 a	419
Unibanco - Uniao de Bancos Brasileiros (Units)	104,000	669,099
Unibanco - Uniao de Bancos Brasileiros, ADR	56,850	3,643,517
Votorantim Celulose e Papel, ADR	353,700	1,966,572
		52,077,029
China--9.8%
Aluminum Corp. of China, Cl. H	2,910,500	1,329,424
Anhui Expressway, Cl. H	4,466,000	1,377,239
Bank of China, Cl. H	16,897,000	5,341,563
Bosideng International Holdings	24,596,000	1,999,391
China Construction Bank, Cl. H	2,354,000	1,242,288
China COSCO Holdings, Cl. H	393,000	214,499
China Molybdenum, Cl. H	3,644,000	1,330,631
China Petroleum & Chemical, Cl. H	1,530,000	1,016,697
China Telecom, Cl. H	4,821,000	1,835,067
Dongfang Electric, Cl. H	1,314,800	2,928,149
Dongfeng Motor Group, Cl. H	1,726,000	391,964
Huaneng Power International, Cl. H	7,106,200	4,758,800
Industrial & Commercial Bank of China, Cl. H	5,910,000	2,897,769
PetroChina, ADR	390	32,206
PetroChina, Cl. H	11,084,000	9,138,819

Shanda Interactive Entertainment, ADR	41,120 a	882,435
Sinopec Shanghai Petrochemical, Cl. H	8,864,000	2,001,523
Sinotrans, Cl. H	14,659,600	1,986,114
TPV Technology	11,200,000	2,023,200
Weichai Power, Cl. H	443,200	749,141
Weiqiao Textile, Cl. H	8,310,900	1,898,078
Yanzhou Coal Mining, ADR	176,600	976,598
Yanzhou Coal Mining, Cl. H	4,020,000	2,230,423
Zhejiang Expressway, Cl. H	1,320,000	625,076
		49,207,094
Czech Republic--.1%
CEZ	11,830	469,530
Egypt--.4%
Telecom Egypt	690,293	1,833,708
Hong Kong--9.4%
Brilliance China Automotive Holdings	17,279,000 a	847,217
Chaoda Modern Agriculture Holdings	1,058,000	612,950
China Agri-Industries Holdings	1,702,519 a	615,096
China Mobile	1,087,400	9,975,889
China Mobile, ADR	120,310	5,513,807
China Pharmaceutical Group	2,028,000	539,049
China Power International Development	23,764,400	4,875,472
China Unicom (Hong Kong)	3,378,514	4,167,507
CNOOC	2,932,000	2,364,486
CNOOC, ADR	23,990	1,967,420
Cosco Pacific	5,470,000	4,023,045
Denway Motors	11,284,700	2,912,143
Global Bio-Chem Technology Group	12,810,800	1,157,090
Hopson Development Holdings	3,072,000	1,268,422
Nine Dragons Paper Holdings	5,724,000	1,056,157
NWS Holdings	917,544	1,053,682
Shanghai Industrial Holdings	1,293,000	2,442,487
Texwinca Holdings	3,713,600	1,729,797
		47,121,716
Hungary--.8%
Magyar Telekom Telecommunications	333,360	974,676
Richter Gedeon	22,940	3,054,870
		4,029,546
India--7.8%
Andhra Bank	1,399,720	1,537,079
Bank of India	175,020	874,838

Bharat Petroleum	373,187	2,638,425
Canara Bank	48,500	163,700
Grasim Industries	26,176	464,750
Hindalco Industries	543,701	575,888
Hindalco Industries, GDR	1,524,430 b	1,611,632
Hindustan Petroleum	896,923	4,242,409
ICICI Bank, ADR	63,210	900,110
India Cements	1,360,684	2,362,214
Indian Bank	68,850	169,358
Infosys Technologies	25,790	638,815
Jet Airways India	209,746 a	542,111
Mahanagar Telephone Nigam	1,457,651	2,155,117
Mahanagar Telephone Nigam, ADR	221,868	658,948
Mahindra & Mahindra	397,101	2,233,074
Oil & Natural Gas	103,982	1,443,624
Reliance Industries	79,631	1,799,150
Rolta India	123,300	419,616
Satyam Computer Services	511,636	2,482,331
State Bank of India	27,190	590,026
State Bank of India, GDR	133,770 b	5,818,995
Steel Authority of India	592,982	790,287
Sterlite Industries (India)	123,740	585,409
Sterlite Industries (India), ADR	251,670	1,240,733
Tata Chemicals	114,410	336,594
Tata Consultancy Services	159,493	1,777,080
		39,052,313
Indonesia--1.5%
Gudang Garam	5,782,200	2,079,669
Kalbe Farma	46,378,000	1,581,287
Telekomunikasi Indonesia	8,388,900	4,081,086
		7,742,042
Israel--1.6%
Bank Hapoalim	840,080 a	1,633,192
Bank Leumi Le-Israel	581,730	1,250,683
Elbit Systems	10,047	360,518
Israel Discount Bank, Cl. A	2,831,346	2,403,226
Partner Communications	26,123	406,616
Teva Pharmaceutical Industries, ADR	48,440	2,090,186
		8,144,421
Malaysia--4.5%
AMMB Holdings	1,996,662	1,135,125

Gamuda	5,936,100	2,768,596
Genting	862,100	970,710
Hong Leong Bank	1,340,100	1,849,179
KLCC Property Holdings	1,008,400	762,527
Malayan Banking	4,818,050	6,847,787
Resorts World	491,800	317,597
RHB Capital	871,800	904,641
Sime Darby	2,034,700	3,284,944
Tenaga Nasional	2,238,400	3,644,697
		22,485,803
Mexico--3.5%
Alfa, Cl. A	206,800	372,855
America Movil, ADR, Ser. L	194,150	5,824,500
Consorcio ARA	4,310,100	1,506,555
Controladora Comercial Mexicana (Units)	1,508,400	345,865
Embotelladoras Arca	1,316,500	2,533,886
Fomento Economico Mexicano, ADR	40,780	1,121,858
Gruma, Cl. B	1,790,066 a	859,670
Grupo Aeroportuario del Sureste, Cl. B	98,100	272,561
Grupo Continental	2,498,940	3,340,879
Grupo Modelo, Ser. C	586,200	1,494,287
		17,672,916
Philippines--.9%
ABS-CBN Holdings	1,319,900	384,044
Bank of the Philippine Islands	2,096,161	1,797,627
Manila Electric	810,310	959,632
Metropolitan Bank & Trust	909,300	454,882
Union Bank of the Philippines	1,731,400	777,760
		4,373,945
Poland--1.1%
Asseco Poland	23,700	381,849
Bank Pekao	44,350	1,653,100
Polski Koncern Naftowy Orlen	310,810	2,724,069
Telekomunikacja Polska	105,200	688,863
		5,447,881
Russia--6.1%
Cherepovets MK Severstal, GDR	153,840 b	469,212
Gazprom, ADR	862,250	14,916,925
LUKOIL, ADR	287,460	9,141,228
MMC Norilsk Nickel, ADR	463,790	3,422,770
Mobile Telesystems, ADR	63,320	1,876,805

VTB Bank, GDR	496,600 b	1,092,520
		30,919,460
South Africa--8.0%
ABSA Group	53,860	553,027
AngloGold Ashanti, ADR	322,487	6,885,098
Aveng	130,941	376,715
FirstRand	3,555,670	5,820,293
Fountainhead Property Trust	388,910	214,132
Gold Fields, ADR	274,500	2,256,390
Growthpoint Properties	149,490	225,421
JD Group	536,818	1,613,649
Liberty Group	33,470	200,886
Metropolitan Holdings	494,060	518,567
MTN Group	76,499	793,829
Murray & Roberts Holdings	76,700	372,086
Nampak	2,553,925	3,167,070
Nedbank Group	623,310	5,781,695
Remgro	58,660	427,729
Sanlam	688,641	1,127,240
Sappi	441,567	1,583,596
Sappi (Rights)	623,660 a	921,878
Sasol	112,503	3,206,782
Steinhoff International Holdings	1,409,266	1,488,957
Telkom	293,130	2,966,196
		40,501,236
South Korea--12.2%
CJ Home Shopping	16,824	356,751
Hana Financial Group	115,725	1,378,616
Hanwha Chemical	379,883	1,290,413
Honam Petrochemical	15,660	471,719
Hyundai Marine & Fire Insurance	60,040	535,415
Hyundai Motor	78,985	2,231,367
Kangwon Land	163,050	1,331,926
KB Financial Group	263,723 a	5,421,671
Korea Electric Power	285,315	5,409,137
KT & G	9,067	502,419
KT, ADR	359,340	4,074,916
Kumho Tire	565,330	1,697,145
LG	14,992	423,532
LG Chem	9,982	472,259
LG Fashion	31,380	436,842

LG Telecom	50,340	370,097
Lotte Shopping	27,283	3,324,477
POSCO	27,573	6,381,770
POSCO, ADR	5,700 c	329,175
Samsung Electronics	48,085	15,908,312
Shinhan Financial Group	136,062	2,824,977
SK Telecom, ADR	412,070	6,679,655
		61,852,591
Taiwan--9.7%
Acer	446,000	565,388
China Motor	3,854,413	1,003,868
Chinatrust Financial Holding	10,024,294	3,387,705
Chungwa Telecom	290,460	458,084
Compal Electronics	10,798,011	5,579,194
First Financial Holding	2,950,456	1,351,631
Formosa Plastics	332,800	486,368
Giant Manufacturing	227,000	562,573
HON HAI Precision Industry	1,541,000	2,981,177
Lite-On Technology	636,000	448,022
Mega Financial Holding	8,279,000	2,536,748
Nan Ya Printed Circuit Board	1,260,971	2,575,807
Nien Hsing Textile	1,537,000	362,907
Powerchip Semiconductor	10,117,393 a	939,131
Quanta Computer	4,037,902	4,366,742
SinoPac Financial Holdings	23,781,225	4,864,975
Taiwan Mobile	759,999	1,130,102
Taiwan Semiconductor Manufacturing	4,877,615	5,978,152
Taiwan Semiconductor Manufacturing, ADR	228,509	1,633,839
Tong Yang Industry	1,816,648	600,292
United Microelectronics	21,730,397	5,287,519
Yageo	15,080,960	1,649,034
		48,749,258
Thailand--3.8%
Bangkok Bank	606,800	1,129,089
Charoen Pokphand Foods	38,098,500	3,007,494
Electricity Generating	425,900	642,392
Kasikornbank	2,997,500	3,591,591
Krung Thai Bank	26,560,900	2,471,130
PTT	146,800	608,390
Siam Cement	1,116,500	2,832,957
Thai Airways International	4,731,000	1,007,021

Thai Oil	2,459,300	1,317,358
Thai Union Frozen Products	4,674,800	2,359,146
		18,966,568
Turkey--1.8%
Haci Omer Sabanci Holding	323,007	638,904
Selcuk Ecza Deposu Ticaret ve Sanayi	743,914	512,635
Tupras Turkiye Petrol Rafine	71,280	682,214
Turk Sise ve Cam Fabrikalari	3,292,063 a	2,268,577
Turkcell Iletisim Hizmet	409,840	2,314,298
Turkcell Iletisim Hizmet, ADR	54,730	754,179
Turkiye Garanti Bankasi	1,031,270 a	1,500,268
Turkiye Is Bankasi, Cl. C	199,065	510,602
		9,181,677
United Kingdom--.2%
JKX Oil & Gas	365,608	840,614
United States--.5%
iShares MSCI Emerging Markets Index Fund	113,800	2,611,710
Total Common Stocks
(cost $862,277,144)		473,281,058

Preferred Stocks--3.0%

Brazil
Braskem, Cl. A	817,800	2,259,945
Centrais Eletricas Brasileiras, Cl. B	53,609	564,342
Cia de Bebidas das Americas	11,400	496,669
Cia de Tecidos do Norte de Minas - Coteminas	951,360 a	1,659,576
Cia Energetica de Minas Gerais	199,494	3,200,070
Cia Paranaense de Energia, Cl. B	69,700	827,931
Cia Vale do Rio Doce, Cl. A	187,200	2,015,111
Klabin	234,900	358,038
Petroleo Brasileiro	260,600	2,299,991
Tele Norte Leste Participacoes	57,200	843,447
Telemig Celular Participacoes	27,151	422,045
Usinas Siderurgicas de Minas Gerais, Cl. A	40,150	405,323
Total Preferred Stocks
(cost $26,653,705)		15,352,488

Investment of Cash Collateral for Securities Loaned--.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $173,850)	173,850 [d]	173,850

Total Investments (cost $889,104,699)	97.0%	488,807,396
Cash and Receivables (Net)	3.0%	14,926,083
Net Assets	100.0%	503,733,479

ADR - American Depository Receipts GDR - Global Depository Receipts

a	Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $8,992,359 or 1.8% of net assets.

c	All or a portion of this security is on loan. At November 30, 2008, the total market value of the fund's securities on loan is $164,588 and the total market value of the collateral held by the fund is $173,850.

d	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $889,104,699.

Net unrealized depreciation on investments was $400,297,303 of which $16,443,087 related to appreciated investment securities and $416,740,390 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30, 2008, the fund held the following forward foreign currency exchange contract:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contract	Currency Amount	Cost	Value ($)	at 11/30/2008 ($)

Sales:
Mexican New Peso, expiring 12/1/2008	631,501	47,645	47,166	479

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	488,807,396		0

Level 2 - Other Significant Observable Inputs	0		479

Level 3 - Significant Unobservable Inputs	0		0

Total	488,807,396		479

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2008 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Consumer Discretionary--9.7%
Carnival	25,720	540,120
Home Depot	189,920	4,389,051
Johnson Controls	28,660	506,136
McDonald's	17,400	1,022,250
News, Cl. A	365,360	2,886,344
Omnicom Group	46,390	1,312,373
Time Warner	212,840	1,926,202
		12,582,476
Consumer Staples--11.5%
Cadbury, ADR	30,830	1,047,912
CVS Caremark	74,880	2,166,278
Kimberly-Clark	10,720	619,509
Kraft Foods, Cl. A	117,850	3,206,699
PepsiCo	38,040	2,156,868
Philip Morris International	84,830	3,576,433
Wal-Mart Stores	39,780	2,222,906
		14,996,605
Energy--16.7%
Chevron	95,126	7,515,905
Devon Energy	25,960	1,877,946
Exxon Mobil	73,826	5,917,154
Marathon Oil	25,560	669,161
Occidental Petroleum	61,970	3,355,056
XTO Energy	61,807	2,363,500
		21,698,722
Financial--22.0%
Aflac	14,640	677,832
Ameriprise Financial	17,740	327,480
Bank of America	193,048	3,137,030
Chubb	43,600	2,239,296

Fidelity National Financial, Cl. A	112,170	1,383,056
Franklin Resources	44,100	2,679,075
Goldman Sachs Group	8,570	676,944
JPMorgan Chase & Co.	176,679	5,593,657
Marsh & McLennan Cos.	40,000	1,020,000
MetLife	61,090	1,756,948
Northern Trust	14,170	650,261
PNC Financial Services Group	41,960	2,214,229
Prudential Financial	4,710	102,207
Travelers Cos.	38,261	1,670,093
U.S. Bancorp	30,686	827,908
Wachovia	59,110	332,198
Wells Fargo & Co.	114,610	3,311,083
		28,599,297
Health Care--10.2%
Abbott Laboratories	91,390	4,787,922
Baxter International	15,020	794,558
Merck & Co.	70,860	1,893,379
Pfizer	190,738	3,133,825
Wyeth	71,939	2,590,523
		13,200,207
Industrial--8.4%
Eaton	23,230	1,076,478
General Electric	217,932	3,741,892
Honeywell International	28,160	784,538
Lockheed Martin	10,780	831,246
Norfolk Southern	13,510	668,340
Waste Management	131,370 a	3,836,004
		10,938,498
Information Technology--6.8%
Accenture, Cl. A	22,610	700,458
Automatic Data Processing	33,580	1,378,795
Cisco Systems	138,840 b	2,296,414
Hewlett-Packard	17,810	628,337
Intel	56,530	780,114
Microsoft	47,550	961,461
Nokia, ADR	99,200	1,405,664

QUALCOMM	20,650	693,221
		8,844,464
Materials--2.6%
Air Products & Chemicals	10,210	487,629
Dow Chemical	31,400	582,470
Freeport-McMoRan Copper & Gold	15,950	382,641
Monsanto	6,750	534,600
Packaging Corp. of America	89,490 a	1,336,086
		3,323,426
Telecommunication Services--3.4%
AT & T	103,705	2,961,815
Verizon Communications	9,700	316,705
Windstream	123,372	1,093,076
		4,371,596
Utilities--8.9%
Entergy	39,470	3,358,897
Exelon	53,410	3,002,176
FPL Group	45,870	2,236,621
NRG Energy	39,730 a,b	941,204
Questar	32,730	1,053,579
Southern	26,520	963,206
		11,555,683
Total Common Stocks
(cost $151,935,940)		130,110,974

Investment of Cash Collateral for
Securities Loaned--4.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,730,201)	5,730,201 [c]	5,730,201

Total Investments (cost $157,666,141)	104.6%	135,841,175
Liabilities, Less Cash and Receivables	(4.6%)	(5,977,391)
Net Assets	100.0%	129,863,784

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $5,738,747 and the total market value of the collateral held by the fund is $5,730,201.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $157,666,141.

Net unrealized depreciation on investments was $21,824,966 of which $10,504,519 related to appreciated investment securities and $32,329,485 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	135,841,175		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	135,841,175		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2008 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Australia--2.5%
Amcor	1,655,957	6,439,821
Bendigo and Adelaide Bank	152,140	1,107,481
BHP Billiton	277,570	5,642,925
Commonwealth Bank of Australia	99,300	2,219,966
Computershare	280,339	1,211,543
Insurance Australia Group	1,181,450	2,835,740
National Australia Bank	369,803	4,850,321
OZ Minerals	3,358,300	1,211,301
Sonic Healthcare	136,320	1,197,044
Westpac Banking	88,621	1,039,721
		27,755,863
Austria--.1%
Raiffeisen International Bank Holding	51,720	1,422,630
Belgium--1.1%
Delhaize Group	177,692	10,664,816
Groupe Bruxelles Lambert	21,540	1,580,286
		12,245,102
China--.1%
China Citic Bank, Cl. H	2,844,000	946,765
Finland--2.5%
Nokia	1,415,644	19,946,247
UPM-Kymmene	572,061	8,212,897
		28,159,144
France--10.5%
AXA	119,450	2,268,835
BNP Paribas	131,119	7,217,384
Cap Gemini	139,618	4,483,407
Carrefour	78,259	2,954,014
CNP Assurances	20,250	1,300,534
Credit Agricole	767,624	8,499,464
France Telecom	412,529	10,597,691
GDF SUEZ	110,318	4,408,711
Lagardere	108,457	3,957,470
Nexans	30,110	1,770,051
PPR	31,710	1,504,743
Sanofi-Aventis	496,444	27,405,369
Scor	76,750	1,496,795

Total	581,762	30,341,295
Unibail-Rodamco	15,576	2,085,402
Vivendi	269,212	7,610,269
		117,901,434
Germany--8.6%
Adidas	62,840	1,952,847
Allianz	66,371	5,498,803
BASF	87,966	2,805,202
Bayer	49,820	2,574,899
Bayerische Motoren Werke	259,900	6,496,757
Daimler	172,720	5,410,324
Deutsche Bank	18,380	653,385
Deutsche Post	613,365	8,798,093
Deutsche Telekom	588,221	8,138,493
E.ON	294,280	10,293,014
Heidelberger Druckmaschinen	55,972	316,451
Linde	28,318	2,066,222
MAN	23,700	1,073,454
MTU Aero Engines Holding	348,946	7,075,656
Muenchener Rueckversicherungs	96,690	13,139,491
RWE	147,129	12,352,189
Salzgitter	20,624	1,423,863
Siemens	71,198	4,257,823
Software	34,710	1,786,016
ThyssenKrupp	47,760	968,440
		97,081,422
Greece--2.6%
Alapis Holding Industrial and Commercial	716,230	1,010,069
Coca-Cola Hellenic Bottling	473,129	7,273,451
National Bank of Greece	104,560	1,966,088
Public Power	1,340,366	19,515,677
		29,765,285
Hong Kong--2.3%
BOC Hong Kong Holdings	9,839,100	11,324,341
Esprit Holdings	232,900	1,096,870
Hutchison Whampoa	1,311,700	6,583,803
Hysan Development	754,000	1,186,927
Johnson Electric Holdings	10,799,500	1,797,571
Yue Yuen Industrial Holdings	2,005,500	3,648,669
		25,638,181
Ireland--.2%
CRH	110,985	2,411,215
Italy--5.1%

Banca Popolare di Milano Scarl	383,151	2,010,461
Banco Popolare	437,080	3,987,135
Buzzi Unicem	73,828	877,487
Enel	497,550	3,102,220
ENI	477,814	10,763,245
Finmeccanica	813,750	10,137,111
Finmeccanica (Rights)	29,500 a	12,012
Intesa Sanpaolo	923,520	2,769,070
Mediaset	1,330,368	7,166,601
Telecom Italia	6,683,849	9,069,294
UniCredit	1,646,810	3,743,083
Unipol Gruppo Finanziario	2,545,831	3,648,499
		57,286,218
Japan--24.8%
Aeon	914,200	8,111,767
Astellas Pharma	46,600	1,896,767
Bank of Kyoto	130,000	1,305,849
Canon	277,551	8,204,265
Central Japan Railway	1,301	10,999,351
Chiyoda	931,500	4,454,280
Chubu Electric Power	110,600	3,037,826
Chuo Mitsui Trust Holdings	1,686,700	6,300,637
Daihatsu Motor	327,000	2,364,309
Daiichi Sankyo	111,300	2,253,484
Daiwa House Industry	794,000	6,613,205
Dentsu	1,943	3,446,045
Fujitsu	227,000	983,342
Furukawa Electric	347,000	1,328,890
Hitachi	607,000	2,800,952
Honda Motor	257,200	5,611,196
INPEX	606	3,880,632
Isuzu Motors	919,000	1,134,687
JFE Holdings	71,500	1,731,950
JS Group	493,500	6,929,758
KDDI	2,126	13,792,194
Keihin	61,900	490,303
Kubota	1,295,500	7,523,308
Lawson	37,700	1,885,592
Mediceo Paltac Holdings	366,300	3,940,111
Mitsubishi Chemical Holdings	1,619,500	6,761,332
Mitsubishi Rayon	1,973,000	5,016,627
Mitsubishi Tanabe Pharma	74,000	921,419
Mitsubishi UFJ Financial Group	2,673,300	14,573,499

Mitsubishi UFJ Lease & Finance	34,030	565,802
Mitsui Chemicals	378,000	1,526,713
Mitsumi Electric	97,200	1,239,791
Mizuho Financial Group	353	916,020
Murata Manufacturing	78,600	2,697,583
NGK Spark Plug	699,100	5,852,046
Nintendo	4,100	1,270,713
Nippon Express	394,000	1,760,364
Nippon Telegraph & Telephone	446	1,936,696
Nippon Yusen	258,800	1,400,017
Nissan Motor	1,048,900	3,479,139
NISSIN FOODS HOLDINGS	76,300	2,714,450
Nomura Holdings	1,106,900	7,968,475
Nomura Research Institute	225,000	4,237,732
Panasonic	265,000	3,172,125
Ricoh	241,800	2,514,902
Rohm	140,600	6,679,125
Sekisui Chemical	436,700	2,417,226
Sharp	515,000	3,470,336
Shimamura	68,300	5,209,867
Shin-Etsu Chemical	34,000	1,294,967
Sumitomo	418,100	3,666,086
Sumitomo Electric Industries	335,400	2,526,818
Sumitomo Heavy Industries	644,100	2,406,024
Sumitomo Mitsui Financial Group	4,211	15,201,371
Suruga Bank	140,000	1,415,088
Taiheiyo Cement	2,211,000	3,100,073
Takata	384,000	2,993,408
Takeda Pharmaceutical	130,600	6,299,738
THK	327,200	3,273,027
Tokai Rika	75,000	710,997
Tokio Marine Holdings	19,300	467,505
Tokuyama	223,000	1,694,025
Tokyo Electron	153,400	4,165,251
Tokyo Gas	2,119,400	9,535,859
Toyo Engineering	564,000	1,363,231
Toyota Motor	294,900	9,257,089
Tsumura & Co.	29,600	947,745
Yamaguchi Financial Group	161,000	1,514,482
Yamaha Motor	515,900	4,874,518
Yamato Holdings	386,000	5,012,305
		281,042,306
Netherlands--2.5%

Aegon	882,095	4,146,605
European Aeronautic Defence and Space	162,787	2,576,994
Koninklijke Ahold	136,800	1,519,228
Koninklijke BAM Groep	162,285	1,144,319
Koninklijke Philips Electronics	170,050	2,756,785
Royal Dutch Shell, Cl. A	548,378	14,557,876
Wereldhave	13,130	1,035,600
		27,737,407
Norway--.3%
Prosafe	312,330	1,170,857
Tandberg	254,200	2,587,333
		3,758,190
Singapore--1.1%
DBS Group Holdings	1,541,844	9,586,806
Oversea-Chinese Banking	887,000	3,021,597
		12,608,403
Spain--1.0%
Banco Santander	549,912	4,492,414
Banco Santander (Rights)	564,632 a	351,510
Mapfre	397,060	1,246,031
Repsol	57,820	1,116,599
Telefonica	179,550	3,622,526
		10,829,080
Sweden--1.1%
Nordea Bank	226,670	1,620,366
Sandvik	831,900	4,872,155
Svenska Cellulosa, Cl. B	666,850	5,353,671
		11,846,192
Switzerland--8.6%
Adecco	34,900	1,036,076
Baloise Holding	27,360	1,521,252
Ciba Holding	40,595	1,651,889
Clariant	681,764 a	4,172,575
Credit Suisse Group	107,370	3,153,883
Nestle	730,330	26,433,855
Novartis	772,442	35,949,731
Roche Holding	39,345	5,509,596
Swiss Reinsurance	147,601	6,018,327
UBS	620,454	7,742,898
Zurich Financial Services	16,540	3,222,166
		96,412,248
United Kingdom--21.6%
Anglo American	561,323	13,242,741

AstraZeneca	122,470	4,605,197
Aviva	353,700	2,177,239
BAE Systems	334,990	1,825,078
Barclays	1,114,560	2,903,732
BP	4,476,359	36,263,451
Carnival	80,810	1,706,378
Centrica (Rights)	155,091 a	176,505
Centrica	1,776,336	6,460,943
Charter International	157,530	742,563
Debenhams	1,573,604	586,877
Friends Provident	2,587,737	2,921,164
GlaxoSmithKline	1,061,382	18,282,240
HSBC Holdings	1,899,632	20,888,882
IG Group Holdings	349,850	1,207,919
Kingfisher	3,435,360	6,313,640
Old Mutual	6,142,422	5,148,442
Pearson	111,300	1,060,416
Punch Taverns	888,727	1,715,346
Reckitt Benckiser Group	51,880	2,202,957
Regus	1,441,630	1,285,942
Rexam	288,940	1,546,417
Royal Bank of Scotland Group	2,451,310 a	2,084,794
Royal Dutch Shell, Cl. A	409,313	10,940,697
Royal Dutch Shell, Cl. B	362,650	9,559,566
RSA Insurance Group	784,827	1,846,737
SABMiller	170,292	2,755,178
Shire	72,200	999,354
Stagecoach Group	557,700	1,498,419
Standard Chartered	53,070	688,452
Standard Chartered (Rights)	17,496 a	110,322
Tesco	3,190,757	14,490,950
Thomas Cook Group	1,171,820	2,932,163
Trinity Mirror	998,420	656,431
Unilever	875,061	20,092,677
Vodafone Group	16,348,104	31,981,158
WPP	1,768,128	9,809,790
Xstrata	46,920	671,451
		244,382,208
United States--.5%
iShares MSCI EAFE Index Fund	134,890	5,628,960
Total Common Stocks
(cost $1,726,995,457)		1,094,858,253

Preferred Stocks--1.3%

Germany
Fresenius	46,970	2,602,449
Henkel & Co.	422,070	11,904,552
Total Preferred Stocks
(cost $23,376,837)		14,507,001

Total Investments (cost $1,750,372,294)	98.4%	1,109,365,254
Cash and Receivables (Net)	1.6%	17,630,898
Net Assets	100.0%	1,126,996,152

a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,750,372,294.

Net unrealized depreciation on investments was $641,007,040 of which $10,614,320 related to appreciated investment securities and $651,621,360 related to depreciated investment securities.

100-303-03
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 11/30/2008 ($)

Buys:
Euro,
Expiring 12/1/2008	484,757	618,187	615,885	(2,302)
Japanese Yen,
Expiring 12/1/2008	71,905,038	753,228	752,380	(848)
Japanese Yen,
Expiring 12/1/2008	45,030,887	471,713	471,182	(531)

				(3,681)
Sells:
Australian Dollars,
Expiring 12/1/2008	186,193	121,594	122,105	(511)
British Pounds,
Expiring 12/1/2008	182,898	280,760	281,286	(526)
Swiss Franc,
Expiring 12/1/2008	934,502	771,263	769,771	1,492

				455

Total				(3,226)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,108,153,953		0

Level 2 - Other Significant Observable Inputs	1,211,301		(3,226)

Level 3 - Significant Unobservable Inputs	0		0

Total	1,109,365,254		(3,226)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2008 (Unaudited)

Common Stocks--99.8.%	Shares	Value ($)

Consumer Discretionary--11.3%
Coach	385,510 a	6,900,629
Darden Restaurants	318,166 a,b	5,819,256
Family Dollar Stores	466,240 b	12,952,147
Gap	838,040	10,911,281
Home Depot	438,780	10,140,206
McDonald's	382,990	22,500,662
Newell Rubbermaid	835,690	11,164,818
News, Cl. B	1,220,960 b	9,999,662
OfficeMax	637,440	3,474,048
Omnicom Group	394,390	11,157,293
Ross Stores	464,230	12,302,095
Time Warner	969,940	8,777,957
TJX Cos.	283,760 b	6,475,403
		132,575,457
Consumer Staples--12.2%
Coca-Cola Enterprises	659,830	6,057,239
Colgate-Palmolive	346,070	22,518,775
CVS Caremark	743,200	21,500,776
Estee Lauder, Cl. A	390,040 b	10,882,116
Kroger	538,950	14,907,357
Molson Coors Brewing, Cl. B	200,280	8,906,452
PepsiCo	191,847	10,877,725
Philip Morris International	544,760	22,967,082
Procter & Gamble	1	64
Wal-Mart Stores	433,564	24,227,556
		142,845,142
Energy--11.8%
Anadarko Petroleum	179,560	7,370,938
Chevron	411,480	32,511,035
ConocoPhillips	601,440	31,587,629
ENSCO International	283,230	9,179,484
Hess	262,700	14,196,308
Marathon Oil	368,180	9,638,952
National Oilwell Varco	202,670 a	5,733,534
Valero Energy	145,470	2,669,375
Williams	405,050	6,569,911
XTO Energy	481,075	18,396,308

		137,853,474
Exchange Traded Funds--1.6%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	209,600 b	18,882,864
Financial--12.3%
Bank of America	1,293,145	21,013,606
Charles Schwab	527,060	9,661,010
Chubb	479,160	24,609,658
Discover Financial Services	543,110	5,556,015
Fifth Third Bancorp	924,740 a,b	8,840,514
First Horizon National	839,400 b	8,973,186
JPMorgan Chase & Co.	729,726	23,103,125
KeyCorp	871,800 a,b	8,177,484
U.S. Bancorp	381,320	10,288,014
Wells Fargo & Co.	825,240 b	23,841,184
		144,063,796
Health Care--15.7%
Aetna	233,490	5,094,752
Amgen	263,750 a	14,648,675
Baxter International	385,490	20,392,421
Covidien	212,490	7,830,256
Hospira	382,500 a,b	11,486,475
Johnson & Johnson	302,920	17,745,054
Laboratory Corp. of America
Holdings	151,050 a,b	9,570,528
Life Technologies	235,350 a,b	6,142,635
Medtronic	315,840	9,639,437
Novartis, ADR	481,010	22,568,989
Pfizer	1,129,670	18,560,478
Schering-Plough	689,190	11,585,284
St. Jude Medical	259,260 a	7,267,058
Thermo Fisher Scientific	395,790 a	14,121,787
Vertex Pharmaceuticals	297,670 a,b	7,319,705
		183,973,534
Industrial--10.2%
Cooper Industries, Cl. A	195,740	4,725,164
Delta Air Lines	782,870 a,b	6,897,085
Emerson Electric	403,220	14,471,566
FedEx	133,510	9,432,481
General Electric	1,027,976	17,650,348
Goodrich	250,490	8,428,989
L-3 Communications Holdings	143,520	9,640,238
Lockheed Martin	174,900	13,486,539
Raytheon	214,270	10,456,376

Textron	396,520	6,039,000
Tyco International	544,370	11,377,333
United Technologies	149,670	7,263,485
		119,868,604
Information Technology--15.8%
Accenture, Cl. A	205,970 b	6,380,951
Adobe Systems	382,580 a	8,860,553
Alliance Data Systems	215,620 a,b	9,338,502
Amphenol, Cl. A	231,310	5,371,018
Apple	195,110 a	18,080,844
Cisco Systems	1,716,604 a	28,392,630
Global Payments	146,520	5,299,628
Intel	797,110	11,000,118
Juniper Networks	518,860 a	9,017,787
McAfee	141,240 a	4,283,809
Microsoft	1,522,086	30,776,579
Nokia, ADR	246,920	3,498,856
Oracle	950,820 a	15,298,694
QUALCOMM	573,480	19,251,724
Visa, Cl. A	188,340 b	9,899,150
		184,750,843
Materials--2.3%
Cia Vale do Rio Doce, ADR	692,300 a,b	8,266,062
Freeport-McMoRan Copper & Gold	102,970	2,470,250
International Paper	408,530 b	5,086,199
Mosaic	92,430	2,805,251
Pactiv	325,870 a	8,143,491
		26,771,253
Telecommunication Services--2.2%
AT & T	899,159	25,679,981
Utilities--4.4%
American Electric Power	553,080	17,305,873
Exelon	309,190	17,379,570
Sempra Energy	348,250	16,252,828
		50,938,271
Total Common Stocks
(cost $1,387,210,927)		1,168,203,219

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,128,000)	1,128,000 [c]	1,128,000
Investment of Cash Collateral for

Securities Loaned--9.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $105,825,614)	105,825,614 [c]	105,825,614

Total Investments (cost $1,494,164,541)	108.9%	1,275,156,833
Liabilities, Less Cash and Receivables	(8.9%)	(104,831,982)
Net Assets	100.0%	1,170,324,851

ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $102,527,950 and the total market value of the collateral held by the fund is $105,825,614.

c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,494,164,541.

Net unrealized depreciation on investments was $219,007,708 of which $96,441,337 related to appreciated investment securities and $315,449,045 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,275,156,833		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,275,156,833		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)	Value ($)

Asset - Backed Ctfs.--.8%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	8,530,000	8,333,092
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	1,896,373	1,866,083
				10,199,175
Asset-Backed Ctfs./Auto Receivables--3.4%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	15,965	15,944
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	1,495,000	1,416,728
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	755,000	693,320
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,385,709
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,110,572	2,065,178
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	5,210,000	4,940,101
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,412,172
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	7,935,000	7,604,519
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	6,465,000	5,325,736
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,416,550
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	9,925,000	9,750,204
USAA Auto Owner Trust,
Ser. 2006-4 Cl. A4	4.98	10/15/12	2,809,000	2,675,245
				44,701,406
Banks--3.3%
Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	11,328,474
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	5,769,963
Citigroup,

Sr. Unscd. Notes	5.10	9/29/11	1,653,000	1,535,308
Citigroup,
Sr. Sub. Bonds	6.00	10/31/33	846,000	642,056
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	2,870,290
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	1,381,000	1,033,885
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	2,557,460
HSBC Holdings,
Sub. Notes	6.50	9/15/37	6,300,000	5,293,336
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	2,846,000	2,810,342
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,410,000	6,832,149
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,793,123
				43,466,386
Building & Construction--.3%
CRH America,
Gtd. Notes	5.30	10/15/13	5,930,000	4,460,860
Commercial Mortgage Pass-Through Ctfs.--1.5%
Banc of America Commercial
Mortgage, Ser. 2004-4, Cl. A3	4.13	7/10/42	2,779,000	2,686,708
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A1	4.94	10/12/42	749,032	711,196
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A1	5.05	7/15/44	1,349,123	1,293,142
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	3,390,000	2,706,179
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	4,610,000 a	3,713,648
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	3,817,698
GE Capital Commercial Mortgage,
Ser. 2003-C1, Cl. A2	4.09	1/10/38	1,137,480	1,082,044
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	3,360,437
				19,371,052
Diversified Financial Services--4.7%
AEP Texas Central Transition

Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	7,090,000	6,544,458
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,409,000 b	2,320,276
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	2,010,000 b	1,787,372
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,860,000 b	2,831,429
American General Finance,
Sr. Unscd. Notes, Ser. H	5.38	10/1/12	1,223,000	504,755
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	6,815,000	6,660,783
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,935,000	3,873,228
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	6,630,000	5,911,202
CIT Group,
Sr. Unscd. Notes	5.40	2/13/12	838,000	551,198
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	4,100,000	2,500,615
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,855,000	2,803,047
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,435,000	1,424,663
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	10,040,000 c	9,576,242
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000 c	699,833
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	2,410,000	2,068,248
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	5,645,000	3,980,888
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000	6,361,478
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. CPI	6.53	3/2/09	1,130,000 a	1,049,996
				61,449,711
Electric Utilities--.6%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,441,095
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,920,000	4,375,637
				7,816,732
Food & Beverages--1.0%
Diageo Finance,

Gtd. Notes	5.50	4/1/13	5,765,000	5,593,791
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	6,930,000	7,746,319
				13,340,110
Foreign/Governmental--.5%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000 c	5,347,625
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000 c	1,457,800
				6,805,425
Health Care--.4%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	5,490,000	5,166,046
Industrials--1.5%
Devon Financing,
Gtd. Notes	6.88	9/30/11	5,860,000	5,884,770
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	9,681,000	7,570,513
United Technologies,
Notes	6.13	7/15/38	7,080,000	6,668,879
				20,124,162
Information Technology--1.5%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	3,272,000 c	3,241,368
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	6,505,000 c	5,959,770
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	9,773,928
				18,975,066
Lodging & Entertainment--.8%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	10,246,000 b	10,666,609
Media & Telecommunications--4.4%
AT & T,
Sr. Unscd. Notes	6.50	9/1/37	6,490,000	5,351,316
AT & T,
Sr. Unscd. Notes	6.80	5/15/36	1,650,000	1,418,549
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	5,870,000	5,838,830
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	5,438,189
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	7,840,910
Global Crossings	0.00	5/15/49	1,401,000 d	0
News America Holdings,

Gtd. Debs.	7.60	10/11/15	3,750,000	3,541,238
News America Holdings,
Gtd. Debs.	9.25	2/1/13	904,000	958,664
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	1,765,663
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	5,896,520
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	3,945,000	3,298,505
Time Warner,
Gtd. Notes	5.50	11/15/11	1,905,000	1,718,321
Time Warner,
Gtd. Debs.	6.50	11/15/36	2,115,000	1,564,468
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,545,000	8,795,785
Verizon Wireless,
Sr. Unscd. Notes	8.50	11/15/18	4,485,000 b	4,532,833
Williams Communications Group,
Sr. Notes	0.00	10/1/09	1,406,000 d	0
				57,959,791
Property & Casualty Insurance--.1%
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	1,492,000	900,303
Real Estate--.7%
ERP Operating,
Sr. Unscd. Notes	6.95	3/2/11	4,000,000	3,672,252
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	7,255,000	5,669,601
				9,341,853
Residential Mortgage Pass-Through Ctfs.--.6%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	1.90	6/25/34	2,005,286 a	1,589,970
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-23, Cl. 1A1	5.45	1/25/36	2,051,592 a	1,009,268
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	870,679	795,027
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.13	8/25/34	4,510,000 a	4,278,869
				7,673,134
Retail--.5%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	7,250,000	7,087,868

U.S. Government Agencies--10.9%
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	10,140,000	10,453,093
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	3,915,000	4,110,687
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000	11,937,161
Federal Home Loan Banks,
Bonds	5.33	3/6/12	9,095,000	9,173,199
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	8,466,104
Federal Home Loan Mortgage Corp.,
Notes	3.88	9/30/11	20,740,000 e	20,990,187
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	4,405,000 e	4,420,761
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	6,530,000 e	6,566,862
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000 e	4,690,181
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	9,485,000 e	10,156,500
Federal National Mortgage
Association, Notes	4.00	8/18/11	14,020,000 e	14,217,317
Federal National Mortgage
Association, Notes	5.25	3/5/14	18,865,000 e	19,549,158
Federal National Mortgage
Association, Notes	5.38	4/11/22	9,855,000 e	10,373,511
Federal National Mortgage
Association, Notes	5.50	7/9/10	6,320,000 e	6,346,171
Federal National Mortgage
Association, Notes	6.13	3/15/12	492,000 e	541,882
				141,992,774
U.S. Government Agencies/Mortgage-Backed--42.0%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/19			1 e	1
4.50%, 3/1/21 - 1/1/34			6,488,901 e	6,437,455
5.00%, 6/1/18 - 8/1/37			29,552,094 e	29,818,154
5.07%, 10/1/35			4,535,269 a,e	4,537,707
5.50%, 5/1/21 - 1/1/38			78,022,474 e	79,260,401
5.77%, 4/1/37			7,870,546 a,e	7,998,737
5.81%, 11/1/36 - 1/1/37			5,813,221 a,e	5,923,778
5.91%, 4/1/37			1,197,212 a,e	1,213,991
5.95%, 11/1/36			2,440,061 a,e	2,484,330
6.00%, 9/1/32 - 9/1/38			56,506,140 e	57,795,643
6.50%, 6/1/14 - 1/1/33			6,383,551 e	6,610,862

7.00%, 11/1/26 - 8/1/36	4,396,708 e	4,558,930
7.50%, 9/1/11 - 7/1/31	147,197 e	155,136
9.25%, 8/1/11	14,959 e	15,810
10.00%, 4/1/09	26 e	27
Multiclass Mortgage
Participation Ctfs.,
Ser. 2985, Cl. JP, 4.50%,
10/15/15	603,012 e	605,434
Multiclass Mortgage
Participation Ctfs.,
Ser. R002, Cl. AH, 4.75%,
7/15/15	1,525,599 e	1,513,650
Multiclass Mortgage
Participation Ctfs.,
Ser. R004, Cl. AL, 5.13%,
12/15/13	681,157 e	681,675
Multiclass Mortgage
Participation Ctfs.,
Ser. 1678, Cl. CA, 6.00%,
2/15/09	11,003 e	10,994
Multiclass Mortgage
Participation Ctfs.,
Ser. 1660, Cl. H, 6.50%,
1/15/09	20,740 e	20,726
Federal National Mortgage Association:
4.50%, 1/1/36	8,097,825 e	7,991,993
4.58%, 3/1/35	3,330,963 a,e	3,337,667
4.92%, 9/1/35	5,388,089 a,e	5,382,979
4.98%, 10/1/35	5,442,892 a,e	5,427,419
5.00%, 3/1/21	4,203,114 e	4,272,446
5.50%, 5/1/17 - 3/1/38	82,400,772 e	83,876,377
5.69%, 4/1/37	9,213,683 a,e	9,521,184
5.97%, 5/1/37	7,983,465 a,e	8,088,526
6.00%, 4/1/33 - 6/1/38	55,608,428 e	56,973,465
6.01%, 8/1/37	8,938,559 a,e	8,918,108
6.50%, 4/1/17 - 4/1/38	37,397,938 e	38,489,037
7.00%, 4/1/09 - 10/1/32	2,067,758 e	2,167,002
7.50%, 7/1/32	497,130 e	523,645
8.50%, 9/1/30	470 e	508
Government National Mortgage Association I:
5.00%, 11/15/34 - 4/15/38	50,264,509	50,708,072
5.50%, 2/15/36	5,704,436	5,813,792
6.00%, 12/15/08 - 8/15/38	23,097,083	23,636,409
6.50%, 4/15/24 - 8/15/38	21,800,695	22,374,188
7.00%, 11/15/22 - 5/15/31	656,431	681,013

7.50%, 9/15/22 - 4/15/24			98,453	104,312
8.00%, 2/15/23 - 11/15/30			55,318	59,297
9.00%, 12/15/09 - 9/15/16			70,657	74,602
9.50%, 9/15/09 - 5/15/20			4,528	4,814
7.00%, 12/15/23			277,790	288,433
				548,358,729
U.S. Government Securities--18.8%
U.S. Treasury Bonds:
4.50%, 2/15/36			6,673,000 c	7,737,557
6.25%, 8/15/23			7,620,000 c	9,742,292
7.13%, 2/15/23			3,014,000 c	4,111,756
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			13,687,780 c,f	12,287,999
Notes, 1.38%, 7/15/18			12,070,094 c,f	10,813,115
Notes, 2.38%, 1/15/17			13,704,055 c,f	12,591,683
U.S. Treasury Notes:
3.88%, 5/15/18			15,645,000 c	16,892,939
4.00%, 11/15/12			34,500,000 c	38,224,931
4.00%, 8/15/18			500,000 c	545,235
4.25%, 8/15/13			17,745,000 c	19,762,110
4.25%, 11/15/13			26,500,000 c	29,566,156
4.25%, 11/15/17			9,730,000 c	10,749,373
4.50%, 5/15/17			21,935,000 c	24,587,775
4.63%, 8/31/11			5,500,000	6,021,213
4.63%, 11/15/16			5,166,000 c	5,847,674
4.75%, 8/15/17			2,725,000 c	3,100,328
5.13%, 5/15/16			28,855,000 c	33,780,664
				246,362,800
Utilities--.2%
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000	2,079,783
Total Bonds and Notes
(cost $1,307,681,449)				1,288,299,775

Preferred Stocks--.0%			Shares	Value ($)

Media & Telecommunications
XO Holdings,
Conv.
(cost $0)			1,270 [g]	0

Common Stocks--.0%

Media & Telecommunications--.0%
Above Net			943 g	34,420
Above Net (warrants 9/8/10)			858 g	10,725
XO Holdings			635 g	124

XO Holdings, Cl. B (warrants
1/16/10)	953 g	0
XO Holdings, Cl. C (warrants
1/16/10)	953 g	0
Total Common Stocks
(cost $14,580)		45,269

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,597,000)	13,597,000 [h]	13,597,000

Investment of Cash Collateral for
Securities Loaned--15.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $204,652,766)	204,652,766 [h]	204,652,766

Total Investments (cost $1,525,945,795)	115.2%	1,506,594,810
Liabilities, Less Cash and Receivables	(15.2%)	(198,985,011)
Net Assets	100.0%	1,307,609,799

a	Variable rate security--interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $22,138,519 or 1.7% of net assets.

c	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $199,895,870 and the total market value of the collateral held by the fund is $204,652,766.

d	Non-income producing--security in default.

e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the affairs of these companies.

f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g	Non-income producing security.

h	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,525,945,795.

Net unrealized depreciation on investments was $19,350,985 of which $30,880,629 related to appreciated investment securities and $50,231,614 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	218,295,035		0

Level 2 - Other Significant Observable Inputs	1,288,299,775		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,506,594,810		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

BNY Mellon Intermediate Bond Fund

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--2.8%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	1,512,147	1,479,624
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000	1,915,356
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,300,784
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,475,502
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	1,750,532
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,543,432
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,575,000	6,459,203
				20,924,433
Asset-Backed Ctfs./Other--.5%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,111,477
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	761,301	749,141
				3,860,618
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	5,080,000	4,648,124
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	635,000	496,568
				5,144,692
Bank & Finance--13.9%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,796,000 a	1,729,853
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000 a	880,348
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,185,000 a	2,163,172
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	3,625,000	3,542,970

Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	7,656,136
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	4,236,984
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,200,000	3,149,766
Caterpillar Financial Services,
Sr. Unscd. Notes	5.05	12/1/10	4,975,000	4,902,455
CIT Group,
Sr. Unscd. Notes	5.40	3/7/13	3,730,000	2,274,949
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	3,611,766
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,600,199
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,380,000	2,336,691
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,200,000 b	1,191,356
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000	2,958,911
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.88	2/15/12	5,265,000	5,248,889
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	5,400,000	4,542,647
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,108,000	7,691,752
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	7,205,000	5,081,009
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000	5,903,819
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,058,506
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	7,580,000	7,005,527
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	5,895,000	5,559,834
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	4,939,820
Prudential Financial,
Sr. Unscd. Notes	6.00	12/1/17	3,295,000	2,618,787
Wachovia,
Sub. Notes	6.38	2/1/09	4,000,000	3,984,440
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	5,240,000	5,305,531

				105,176,117
Building & Construction--.5%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	3,708,607

Commercial & Professional Services--.8%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	5,765,000 a	6,001,659

Commercial Mortgage Pass-Through Ctfs.--.6%
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	6,125,000	4,871,639

Food & Beverages--2.1%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000	4,902,238
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,275,000	4,148,041
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	4,464,228
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	2,365,000	2,643,585
				16,158,092
Foreign/Governmental--1.4%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,200,000	3,571,949
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000	5,874,831
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,048,040
				10,494,820
Health Care--2.0%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000	3,994,511
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	5,858,934
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	5,853,000	5,651,470
				15,504,915
Industrials--2.6%
Devon Financing,
Gtd. Notes	6.88	9/30/11	4,575,000	4,594,339
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	2,937,474

Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	4,398,000	4,361,585
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,710,000	5,494,048
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000	2,222,298
				19,609,744
Media & Telecommunications--6.6%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,280,000	4,257,273
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	6,991,258
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	4,486,136
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	4,748,281
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,045,000	4,962,126
Time Warner Cable,
Gtd. Notes	8.75	2/14/19	3,325,000	3,271,893
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000 b	5,975,790
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	1,000,000	1,001,894
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	5,525,000	5,607,693
Verizon Wireless,
Sr. Unscd. Notes	8.50	11/15/18	2,615,000 a	2,642,889
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	6,165,000	6,150,882
				50,096,115
Real Estate Investment Trusts--1.6%
ERP Operating,
Sr. Unscd. Notes	6.95	3/2/11	3,280,000	3,011,247
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	4,815,339
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,680,000	4,438,778
				12,265,364
Retailing--1.3%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,726,042
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	6,090,000	4,868,985

				9,595,027
Software & Services--1.5%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	4,686,276
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	6,572,286
				11,258,562
Transportation--.4%
United Parcel Service,
Sr. Unscd. Notes	4.50	1/15/13	2,725,000	2,773,546

U.S. Government Agencies--25.1%
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	11,000,000	11,014,311
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	15,936,196
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	7,895,000	8,138,774
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	10,375,000	10,780,517
Federal Farm Credit Banks,
Bonds	5.00	10/23/09	11,780,000	12,109,758
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	6,770,000	7,108,392
Federal Home Loan Banks,
Bonds	3.50	7/16/10	5,245,000	5,361,250
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,006,817
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	7,847,317
Federal Home Loan Banks,
Bonds	5.00	12/11/09	6,460,000	6,655,990
Federal Home Loan Banks,
Bonds	5.13	9/10/10	7,315,000	7,676,068
Federal Home Loan Banks,
Bonds	5.38	8/15/18	9,110,000	9,736,458
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	7,655,000 c	7,682,390
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	7,900,000 c	7,944,595
Federal National Mortgage
Association, Notes	2.88	10/12/10	15,745,000 c	15,903,316
Federal National Mortgage
Association, Notes	4.00	8/18/11	16,090,000 c	16,316,451

Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000 c	20,908,262
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000 c	12,284,933
				190,411,795
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
6.85%, 11/1/32			128,502 c,d	127,588
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			959,646 c	981,735
				1,109,323

U.	S. Government Securities--33.8%

U.	S. Treasury Inflation Protected Securities:

Notes, 1.38%, 7/15/18	7,894,522 b,e	7,072,386
Notes, 2.38%, 1/15/17	15,082,056 b,e	13,857,830
U.S. Treasury Notes:
3.88%, 5/15/18	5,580,000 b	6,025,094
4.13%, 8/15/10	8,000,000 b	8,450,632
4.25%, 1/15/11	33,055,000 b	35,436,018
4.25%, 8/15/13	22,000,000 b	24,500,784
4.25%, 11/15/13	11,640,000 b	12,986,795
4.50%, 11/15/15	20,505,000 b	23,442,997
4.63%, 8/31/11	31,000,000 b	33,937,746
4.63%, 2/29/12	26,000,000 b	28,782,832
4.63%, 11/15/16	2,700,000 b	3,056,276
4.88%, 8/15/16	19,085,000 b	21,949,258
5.13%, 5/15/16	31,655,000 b	37,058,635
		256,557,283
Total Bonds and Notes
(cost $751,895,814)		745,522,351

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,326,000)	7,326,000 [f]	7,326,000

Investment of Cash Collateral for
Securities Loaned--33.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $252,963,371)	252,963,371 [f]	252,963,371

Total Investments (cost $1,012,185,185)	132.6%	1,005,811,722
Liabilities, Less Cash and Receivables	(32.6%)	(247,459,404)
Net Assets	100.0%	758,352,318

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $13,417,921 or 1.8% of net assets.

b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $246,812,972 and the total market value of the collateral held by the fund is $252,963,371.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

d	Variable rate security--interest rate subject to periodic change.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f	Investment in affiliated money market mutual fund.

At November 30, 2008 , the aggregate cost of investment securities for income tax purposes was $1,012,185,185.

Net unrealized depreciation on investments was $6,373,463 of which $23,143,296 related to appreciated investment securities and $29,516,759 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	260,289,371		0

Level 2 - Other Significant Observable Inputs	745,522,351		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,005,811,722		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.0%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--86.3%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,335,824
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,250,602
Bellingham,
GO (Insured; AMBAC)	5.38	3/1/14	1,685,000	1,778,888
Boston,
GO	5.75	2/1/10	2,000,000	2,095,440
Boston,
GO	5.00	3/1/21	3,605,000	3,701,398
Boston Economic Development and
Industrial Corporation, Public
Parking Facility Bonds	4.50	6/1/10	3,000,000	3,093,210
Boston Water and Sewer Commission,
Revenue	9.25	1/1/11	100,000	111,203
Boston Water and Sewer Commission,
Revenue	5.00	11/1/19	2,170,000	2,223,534
Boston Water and Sewer Commission,
Revenue	5.00	11/1/23	3,920,000	3,962,297
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,466,708
Burlington,
GO	5.25	2/1/12	200,000	216,240
Burlington,
GO	5.25	2/1/13	250,000	273,450
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	549,122
Cohasset,

GO	5.00	6/15/22	895,000	898,848
Cohasset,
GO	5.00	6/15/23	895,000	905,122
Everett,
GO (Insured; FGIC)	5.38	12/15/17	1,250,000	1,322,500
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/16	1,580,000	1,728,536
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/18	505,000	536,360
Hingham,
GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,747,961
Holden,
GO (Municipal Purpose Loan)
(Insured; FGIC)	6.00	3/1/10	1,000,000 a	1,064,100
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	668,453
Ipswich,
GO (Insured; FGIC)	5.00	11/15/14	500,000	548,305
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	515,837
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	532,644
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	587,521
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	590,511
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,461,276
Marblehead,
GO	5.00	8/15/18	1,340,000	1,392,488
Marblehead,
GO	5.00	8/15/22	1,750,000	1,757,630
Mashpee,
GO (Insured; FGIC)	5.63	11/15/10	500,000 a	542,235
Massachusetts,

Consolidated Loan	5.25	11/1/12	2,000,000 a	2,178,400
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,600,000 a	2,846,350
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,500,000 a	2,736,875
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,500,000 a	1,670,400
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,800,000 a	2,004,480
Massachusetts,
Consolidated Loan	5.00	8/1/16	1,000,000 a	1,117,120
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,115,800
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000	4,117,560
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,140,404
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	1/1/13	5,000,000 a	5,423,000
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	5,825,000	5,987,168
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.50	1/1/12	1,300,000	1,404,832
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.00	8/1/12	420,000 a	452,222
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.00	8/1/12	1,580,000 a	1,701,218
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.50	11/1/12	3,000,000	3,285,000
Massachusetts,

Federal Highway, GAN	5.50	6/15/14	4,335,000	4,389,578
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,638,450
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,518,570
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	5,225,000	5,758,786
Massachusetts,
GO (Insured; FSA)	5.25	9/1/22	2,275,000	2,388,067
Massachusetts,
GO (Insured; XLCA)	6.84	12/1/12	2,470,000 b	2,148,110
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	2,500,000 a	2,722,400
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	3.37	1/1/16	3,540,000 b	2,910,977
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,780,975
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,098,490
Massachusetts,
Special Obligation Revenue
(Insured; FGIC)	5.38	6/1/12	5,000,000 a	5,434,500
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/10	2,835,000 a	3,015,646
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	172,455
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,045,000 a	1,174,622
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,124,040
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/15	5,000,000 a	5,586,000
Massachusetts Bay Transportation

Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,283,000
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.25	3/1/15	1,000,000	1,093,660
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	3,832,430
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,798,900
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,097,740
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,535,656
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)	5.00	9/1/11	500,000 a	534,720
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,321,138
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,373,496
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,003,800
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	1,821,140
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)	5.75	7/1/10	1,000,000 a	1,067,880
Massachusetts Development Finance
Agency, Revenue (Belmont Hill

School Issue)	4.50	9/1/36	1,380,000	1,061,703
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,018,130
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/19	1,000,000	1,035,070
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,812,312
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,009,620
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	425,118
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	778,820
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	675,160
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	1/1/10	350,000	371,343
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.40	1/1/10	370,000 a	392,962
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.50	1/1/10	395,000 a	419,940
Massachusetts Development Finance
Agency, Revenue (Massachusetts

College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000 a	1,171,960
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,654,575
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	943,300
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,030,030
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.85	7/1/09	1,000,000 a	1,038,070
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	794,150
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/09	1,000,000	1,001,290
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	876,610
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	715,000	721,835
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	6.20	7/1/13	40,000	40,027
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/22	1,080,000	1,004,789

Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	2,706,145
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	1,841,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; MBIA, Inc.)	5.25	7/1/20	1,000,000	862,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; MBIA, Inc.)	5.25	7/1/23	1,000,000	815,030
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,547,078
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	1,789,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	1,999,600
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	1,898,540
Massachusetts Health and

Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	958,070
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	483,825
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,628,910
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	5,335,000	5,493,876
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	2,000,000	1,896,480
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	476,825
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	371,245
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA, Inc.)	5.50	10/1/09	420,000	430,983
Massachusetts Health and
Educational Facilities

Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,618,446
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,053,266
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,494,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	985,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,164,358
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	2,325,000	2,332,324
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	232,135
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,113,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,020,830
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts

University Issue)	5.50	2/15/36	1,000,000	975,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	1,000,000	976,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	1,491,260
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	640,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,006,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	6.75	7/1/10	1,540,000 a	1,657,625
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,495,000	1,521,641
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	962,791
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	155,770
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,700,000	1,680,977
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	775,000 a	790,756
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	785,000 a	800,959

Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	489,575
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,181,413
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/12	2,000,000	2,102,960
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/14	5,000,000	5,207,050
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; MBIA, Inc.)	5.00	7/1/11	120,000	124,967
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue) (Insured;
MBIA, Inc.)	5.00	7/1/10	1,635,000	1,685,456
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,773,595
Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,239,055
Massachusetts Port Authority,
Revenue (Insured; MBIA, Inc.)	5.00	7/1/09	1,830,000	1,871,084
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	2,945,379
Massachusetts School Building
Authority, Dedicated Sales Tax

Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,098,800
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/22	3,500,000	3,528,770
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,069,708
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/18	5,000,000	5,258,500
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,037,520
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.00	1/1/20	5,000,000	5,319,150
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,682,855
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/11	335,000 a	358,098
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/12	3,910,000 a	4,209,975
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/13	25,000	26,384
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/14	1,105,000	1,163,653
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	1,330,000 a	1,496,263
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.50	8/1/14	30,000	30,975
Massachusetts Water Pollution

Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	170,000	182,334
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/18	75,000	78,116
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	2,000,000	1,903,920
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	2,000,000	2,032,340
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	538,370
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,716
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	100,000	107,470
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	541,070
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	6.00	8/1/14	1,000,000	1,135,430
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/19	1,500,000	1,580,850
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/21	1,000,000	1,029,050
Massachusetts Water Resources

Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/24	2,500,000	2,529,325
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured;
MBIA, Inc.)	5.50	8/1/11	1,000,000	1,085,650
Middleborough,
GO (Insured; MBIA, Inc.)	5.00	12/15/16	1,000,000	1,097,330
Middleborough,
GO (Insured; MBIA, Inc.)	5.00	12/15/18	1,275,000	1,356,906
Milton School,
GO	5.00	3/1/23	500,000	500,705
Milton School,
GO	5.00	3/1/24	500,000	497,325
Milton School,
GO	5.00	3/1/25	500,000	493,935
Northampton,
GO (Insured; MBIA, Inc.)	5.13	10/15/16	1,985,000	2,163,571
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,057,550
Pembroke,
GO (Insured; MBIA, Inc.)	4.50	8/1/13	695,000	742,323
Pembroke,
GO (Insured; MBIA, Inc.)	5.00	8/1/20	960,000	992,246
Pittsfield,
GO (Insured; MBIA, Inc.)	5.00	4/15/12	1,000,000	1,061,100
Pittsfield,
GO (Insured; MBIA, Inc.)	5.50	4/15/14	500,000	538,540
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,094,805
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	468,337
Sandwich,
GO (Insured; MBIA, Inc.)	5.75	8/15/10	1,050,000 a	1,131,606
Springfield,
GO (Municipal Purpose Loan)
(Insured; FGIC)	5.50	8/1/2011	1,500,000 a	1,645,515

Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,139,903
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,187,811
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,069,110
Westfield,
GO (Insured; FGIC)	6.50	5/1/10	735,000 a	791,242
Worcester,
GO (Insured; FGIC)	5.63	8/15/10	1,000,000 a	1,075,620
Worcester,
GO (Insured; FGIC)	5.00	4/1/18	625,000	620,588
Worcester,
GO (Insured; MBIA, Inc.)	5.25	8/15/16	1,000,000	1,032,970
Worcester,
GO (Insured; MBIA, Inc.)	5.25	8/15/17	1,000,000	1,019,690
Worcester,
GO (Municipal Purpose Loan)
(Insured; MBIA, Inc.)	6.25	7/1/10	755,000	792,199
U.S. Related--9.7%
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	267,590
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	326,619
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,296,695
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/14	2,500,000	2,431,625
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,310,250
Puerto Rico Commonwealth,

Public Improvement GO
(Insured; FSA)	5.50	7/1/15	1,350,000	1,435,698
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.25	7/1/11	1,050,000	1,084,587
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/14	500,000	498,190
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/15	1,135,000	1,119,246
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.00	7/1/17	1,000,000	1,009,120
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,179,905
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	2,943,060
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	1,911,040
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	954,630
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,176,094
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	540,000	556,826
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	460,000	466,799
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;

MBIA, Inc.)	6.00	7/1/11	4,000,000	4,158,040
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	1,855,280
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,484,404
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/18	1,300,000	1,218,334
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	1,988,484
Total Long-Term Municipal Investments
(cost $350,213,472)				342,900,996
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.4%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Chelsea,
LR (Massachusetts Information
Technolgy Center Project)
(Insured; FSA)	3.99	1/4/09	4,750,000 c,d	4,750,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.50	12/1/08	1,000,000 c	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.55	12/7/08	2,700,000 c	2,700,000
Total Short-Term Municipal Investments
(cost $8,450,000)				8,450,000

Total Investments (cost $358,663,472)	98.4%	351,350,996
Cash and Receivables (Net)	1.6%	5,863,815
Net Assets	100.0%	357,214,811

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate security--interest rate subject to periodic change.

c	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

d	Security restricted as to public resale. Investment in restricted securities with aggregated market value assets of $4,750,000 representing 1.3% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Chelsea, LR (Massachusetts
Information Technology
Center Project)	1/10/08-2/1/08	100.00	1.3	100.00

† Average cost per unit.

The valuation of this security has been determined in good faith under the direction of the Board of Trustees.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $358,663,472. Net unrealized depreciation on investments was $7,312,476 of which $5,803,940 related to appreciated investment securities and $13,116,416 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit

LOR	Limited Obligation Revenue	LR
MFHR	Multi-Family Housing Revenue	MFMR
PCR	Pollution Control Revenue	PILOT
RAC	Revenue Anticipation Certificates	RAN
RAW	Revenue Anticipation Warrants	RRR
SAAN	State Aid Anticipation Notes	SBPA
SFHR	Single Family Housing Revenue	SFMR
SONYMA	State of New York Mortgage Agency	SWDR
TAN	Tax Anticipation Notes	TAW
TRAN	Tax and Revenue Anticipation Notes	XLCA

Lease Revenue Multi-Family Mortgage Revenue Payment in Lieu of Taxes Revenue Anticipation Notes Resources Recovery Revenue Standby Bond Purchase Agreement Single Family Mortgage Revenue Solid Waste Disposal Revenue Tax Anticipation Warrants XL Capital Assurance

Statement of Financial Futures November 30, 2008

		Market Value		Unrealized
		Covered by		Depreciation
Financial Futures Short	Contracts	Contracts ($)	Expiration	at 11/30/2008 ($)

U.S. Treasury Long Bond	94	(12,084,875)	December 2008	(1,001,688)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	(1,001,688)

Level 2 - Other Significant Observable Inputs	351,350,996	0

Level 3 - Significant Unobservable Inputs	0	0

Total	351,350,996	(1,001,688)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

BNY Mellon Midcap Stock Fund

Common Stocks--97.3%	Shares	Value ($)

Consumer Discretionary--11.4%
American Eagle Outfitters	255,600	2,453,760
BorgWarner	193,500	4,578,210
Darden Restaurants	335,300	6,132,637
Deckers Outdoor	62,200 a,b	3,709,608
Dollar Tree	300,900 b	12,746,124
Gildan Activewear	310,710 a,b	5,294,498
LKQ	385,900 a,b	4,021,078
Macy's	606,900	4,503,198
MDC Holdings	149,700	4,640,700
O'Reilly Automotive	279,200 a,b	7,278,744
Phillips-Van Heusen	246,000 a	4,290,240
Priceline.com	112,600 a,b	7,769,400
Regal Entertainment Group, Cl. A	676,800 a	6,206,256
Ross Stores	191,200	5,066,800
Ryland Group	186,610 a	3,166,772
Strayer Education	18,300	4,384,863
Toll Brothers	193,800 b	3,862,434
Urban Outfitters	169,000 b	3,070,730
Warnaco Group	172,100 b	3,080,590
		96,256,642
Consumer Staples--3.8%
Clorox	114,900	6,797,484
Dr. Pepper Snapple Group	266,900 b	4,307,766
Herbalife	233,100	4,144,518
Hormel Foods	223,900	5,946,784
Packaging Corp. of America	140,500	2,097,665
Ralcorp Holdings	138,800 a,b	8,683,328
		31,977,545
Energy--6.9%
Arch Coal	218,100 a	3,354,378
Comstock Resources	61,700 b	2,587,081
Concho Resources	226,100 b	5,333,699
FMC Technologies	248,400 b	6,823,548
PetroHawk Energy	618,800 b	10,810,436
Plains Exploration & Production	399,100 b	9,239,165
Range Resources	102,800	4,263,116

Superior Energy Services	349,600 b	5,890,760
UGI	233,400	5,452,224
Ultra Petroleum	104,500 b	4,245,835
		58,000,242
Financial--21.3%
Alexandria Real Estate Equities	105,400 a	4,667,112
Aspen Insurance Holdings	288,400	5,315,212
Bank of Hawaii	129,700	5,785,917
Cullen/Frost Bankers	176,600	9,573,486
Digital Realty Trust	164,000 a	4,487,040
Dun & Bradstreet	122,200	9,776,000
Endurance Specialty Holdings	168,100	4,525,252
Equifax	185,400	4,718,430
Everest Re Group	89,600	7,030,016
Fidelity National Financial, Cl. A	913,800	11,267,154
Greenhill & Co.	71,100 a	4,841,910
Hudson City Bancorp	236,600 a	3,953,586
Interpublic Group of Cos.	638,500 b	2,611,465
Lazard, Cl. A	160,700	5,023,482
Nationwide Health Properties	390,300 a	8,832,489
Old Republic International	1,009,760 a	10,360,138
Pentair	140,200 a	3,485,372
Raymond James Financial	117,518	2,581,871
Rayonier	316,486 a	10,570,632
Reinsurance Group of America	206,900 a	8,389,795
RenaissanceRe Holdings	148,200	6,984,666
SAIC	547,300 b	9,741,940
Synovus Financial	901,500 a	7,500,480
TCF Financial	672,200 a	11,225,740
Validus Holdings	257,500 a	5,984,300
W.R. Berkley	190,300	5,410,229
Zions Bancorporation	175,400 a	5,593,506
		180,237,220
Health Care--11.7%
AMERIGROUP	358,800 a,b	8,812,128
Beckman Coulter	132,500	5,774,350
Cephalon	82,000 a,b	6,025,360
Charles River Laboratories
International	85,500 b	1,949,400
Community Health Systems	305,400 a,b	3,988,524
Covance	87,150 a,b	3,405,822
DaVita	165,400 b	8,311,350
Endo Pharmaceuticals Holdings	325,300 a,b	7,153,347

Hologic	831,808 a,b	11,695,220
Laboratory Corp. of America
Holdings	66,500 a,b	4,213,440
Lincare Holdings	339,100 b	8,114,663
Perrigo	253,850 a	8,734,979
Pharmaceutical Product Development	368,600	9,708,924
United Therapeutics	73,700 a,b	4,040,971
Vertex Pharmaceuticals	289,800 b	7,126,182
		99,054,660
Industrial--15.2%
AGCO	150,660 b	3,709,249
Alliant Techsystems	97,900 a,b	8,047,380
AMETEK	304,650	10,641,425
Brink's	141,400	3,078,278
Cooper Industries, Cl. A	102,200	2,467,108
Corrections Corp. of America	340,200 b	6,154,218
Delta Air Lines	187,000 b	1,647,470
DeVry	203,400 a	11,691,432
Donaldson	115,200	3,942,144
Goodrich	66,500	2,237,725
IDEX	284,700	6,548,100
JB Hunt Transport Services	265,500 a	7,118,055
JetBlue Airways	410,700 b	2,152,068
Joy Global	254,500	5,927,305
Kansas City Southern	143,700 b	3,149,904
KBR	342,700	4,718,979
Lincoln Electric Holdings	61,260	2,798,969
Quanta Services	301,600 b	4,904,016
Republic Services	392,680	9,424,320
Roper Industries	251,000 a	11,488,270
Shaw Group	179,900 b	3,310,160
SPX	115,100	4,295,532
Stericycle	95,900 b	5,495,070
Wabtec	97,200 a	3,750,948
		128,698,125
Information Technology--11.1%
Alliance Data Systems	176,500 a,b	7,644,215
Amphenol, Cl. A	236,720	5,496,638
Arrow Electronics	398,100 b	5,493,780
Broadridge Financial Solutions	548,600	6,254,040
Equinix	58,300 a,b	2,647,403
F5 Networks	291,700 b	7,263,330
FLIR Systems	322,400 a,b	10,000,848

Foundry Networks	206,900 b	3,204,881
Global Payments	218,100	7,888,677
Intersil, Cl. A	510,400	4,624,224
Lam Research	163,300 a,b	3,298,660
McAfee	361,400 b	10,961,262
NCR	275,400 b	4,180,572
Synopsys	471,800 b	7,562,954
Trimble Navigation	181,000 a,b	3,685,160
Western Digital	262,100 a,b	3,197,620
		93,404,264
Materials--5.9%
Airgas	116,800	4,175,600
Cabot	307,100	6,353,899
Cliffs Natural Resources	155,100 a	3,683,625
Crown Holdings	303,800 b	4,875,990
FMC	253,200	11,064,840
Olin	379,800 a	6,221,124
Pactiv	177,700 b	4,440,723
Sensient Technologies	295,200 a	7,096,608
Steel Dynamics	284,100 a	2,346,666
		50,259,075
Telecommunication Services--1.4%
NII Holdings	152,800 b	2,970,432
SBA Communications, Cl. A	271,700 a,b	4,290,143
Telephone & Data Systems	137,700	4,468,365
		11,728,940
Utilities--8.6%
Alliant Energy	286,000	9,114,820
DPL	408,400 a	8,502,888
Equitable Resources	246,200	8,215,694
ITC Holdings	195,900	8,227,800
MDU Resources Group	442,260	8,991,146
NV Energy	745,000	7,062,600
ONEOK	290,700	8,529,138
Questar	126,400	4,068,816
Wisconsin Energy	222,200	9,656,812
		72,369,714
Total Common Stocks
(cost $1,100,263,568)		821,986,427

Investment of Cash Collateral for
Securities Loaned -- 18.6%

Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $157,515,414)	157,515,414 [c]	157,515,414
Total Investments (cost $1,257,778,982)	115.9%	979,501,841
Liabilities, Less Cash and Receivables	(15.9%)	(134,682,964)
Net Assets	100.0%	844,818,877

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $148,393,454 and the total market value of the collateral held by the fund is $157,515,414.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At November 30 2008, the aggregate cost of investment securities for income tax purposes was $1,257,778,982. Net unrealized depreciation on investments was $278,277,141 of which $32,828,799 related to appreciated investment securities and $311,105,940 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	979,501,841		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	979,501,841		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--84.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.2%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	660,000	617,027
Arizona--4.9%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	790,770
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	500,000 a	556,305
California--2.7%
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	500,000	500,305
Northern California Gas Authority
Number 1, Gas Project Revenue	3.32	7/1/27	660,000 b	244,200
Colorado--7.0%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	496,800
Denver City and County,
Airport System Revenue
(Insured; Assured Guaranty)	5.25	11/15/19	1,000,000	896,520
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
MBIA, Inc.)	5.50	10/1/16	500,000	522,180
Connecticut--4.9%
Connecticut Health and Educational

Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	500,000	500,305
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.75	11/15/20	1,000,000	860,480
Florida--10.6%
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; MBIA, Inc.)	0/5.00	10/1/35	500,000 c	380,775
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	1,000,000	985,590
Palm Beach County,
Public Improvement Revenue	5.38	11/1/28	1,000,000	989,710
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA,
Inc.)	5.00	8/1/12	500,000	519,050
Georgia--3.7%
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000	1,023,620
Kentucky--1.8%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	500,930
Massachusetts--10.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	500,000	542,970
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; MBIA, Inc.)	5.00	1/1/37	790,000	588,060
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue

(MWRA Program)	5.75	8/1/29	645,000	655,430
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/32	1,150,000	1,137,615
Minnesota--3.5%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	968,290
Mississippi--1.2%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman
Ship Systems, Inc. Project)	4.55	12/1/28	500,000	334,275
Missouri--1.8%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	500,000	500,140
New Jersey--1.2%
New Jersey Educational Facilities
Authority, Revenue (Drew
University Issue) (Insured;
MBIA, Inc.)	5.00	7/1/13	300,000	317,034
New York--7.2%
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	521,960
New York City,
GO	6.00	10/15/23	500,000	518,905
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/22	500,000	442,805
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty)	5.00	4/1/24	500,000	488,965
North Carolina--1.8%
North Carolina Eastern Municipal

Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	500,000	500,105
Ohio--3.5%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	972,280
Texas--9.1%
Dallas,
GO	5.00	2/15/27	515,000	507,095
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,020,030
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	987,080
Virginia--1.7%
University of Virginia Rector and
Visitors, General Pledge
Revenue	5.00	6/1/37	500,000	477,360
Washington--1.9%
Washington,
GO (Various Purpose)	5.00	1/1/29	550,000	521,262
U.S. Related--2.8%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.00	7/1/17	750,000	756,840
Total Long-Term Municipal Investments
(cost $22,446,385)				23,143,068
Short-Term Municipal	Coupon	Maturity	Principal
Investments--15.8%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--3.2%
Alaska Industrial Development and
Export Authority, Revenue
(Greater Fairbanks Community
Hospital Foundation Project)
(Insured; FSA)	1.48	12/7/08	1,000,000 d	860,000
Colorado--1.6%

Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.85	12/1/08	210,000 d	210,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	1.15	12/1/08	235,000 d	235,000
Massachusetts--1.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.50	12/1/08	400,000 d	400,000
Nevada--2.5%
Clark County School District,
GO (Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	2.50	12/1/08	700,000 d	700,000
New York--.7%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	1.25	12/1/08	200,000 d	200,000
Oregon--2.5%
Medford Hospital Facilities
Authority, Revenue, Refunding
(Rogue Valley Manor Project)
(LOC; Bank of America)	0.85	12/1/08	700,000 d	700,000
Washington--3.8%
Washington Economic Development
Finance Authority, EDR
(Pioneer Human Services
Project) (LOC; U.S. Bank NA)	1.05	12/1/08	400,000 d	400,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement
Communities Program) (LOC;
Wells Fargo Bank)	1.05	12/1/08	100,000 d	100,000

Washington Housing Finance
Commission, Nonprofit Revenue
(Local 82 - J.A.T.C.
Educational Development Trust
Project) (LOC; U.S. Bank NA)	1.05	12/1/08	530,000 d	530,000
Total Short-Term Municipal Investments
(cost $4,315,000)				4,335,000
Total Investments (cost $26,761,385)			100.0%	27,478,068
Cash and Receivables (Net)			.0%	13,385
Net Assets			100.0%	27,491,453

a	Purchased on a delayed delivery basis.

b	Variable rate security--interest rate subject to periodic change.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

e	At November 30, 2008, the fund had $6,940,816 or 25.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education projects.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $26,761,385. Net unrealized appreciation on investments was $716,683 of which $852,332 related to appreciated investment securities and $135,649 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2008

		Market Value		Unrealized

		Covered by		Depreciation
Financial Futures Short	Contracts	Contracts ($)	Expiration	at 11/30/08 ($)

U.S. Treasury Long Bond	20	(2,571,250)	December 2008	(150,000)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		(150,000)

Level 2 - Other Significant Observable Inputs	27,478,068		0

Level 3 - Significant Unobservable Inputs	0		0

Total	27,478,068		(150,000)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.4%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	3,000,000	3,102,960
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,260,000	4,890,380
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	1,000,000	934,890
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	829,115
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	3,379,891
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	11,396,430
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA, Inc.)	5.00	11/15/13	1,365,000	1,488,710
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA, Inc.)	5.00	11/15/14	2,500,000	2,735,425
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	8.00	12/1/10	1,000,000	1,104,850

Arizona--3.8%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,655,225
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,058,210
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,155,561
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	4,959,350
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA, Inc.)	6.35	7/1/10	550,000	583,490
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA, Inc.)	7.00	7/1/11	1,905,000	2,092,623
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,410,738
Phoenix,
GO	6.25	7/1/16	1,250,000	1,462,850
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,337,740
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,036,410
Salt Verde Financial Corporation,
Senior Gas Revenue	5.25	12/1/28	5,000,000	3,557,650
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000	2,228,996
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	2,500,000	1,643,325

Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.70	12/1/11	1,000,000 a	1,102,010
Tucson,
GO	5.00	7/1/12	1,265,000	1,366,630
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,200,714
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000 b	11,126,100
California--12.0%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,651,850
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 c	4,110,250
California,
Economic Recovery Bonds	5.00	7/1/15	5,000,000	5,315,050
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	15,782,690
California,
GO	5.00	11/1/11	655,000 a	714,277
California,
GO	5.00	11/1/12	345,000	358,286
California,
GO	5.50	6/1/20	270,000	270,807
California,
GO	5.25	11/1/26	10,500,000	9,905,805
California,
GO	5.50	11/1/33	3,900,000	3,617,016
California,
GO (Insured; FGIC)	5.75	3/1/09	80,000	80,802
California,
GO (Various Purpose)	5.00	2/1/14	1,825,000 a	2,042,485
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	3,300,000	2,713,590

California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 c	790,850
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA)	5.00	5/1/21	10,000,000	9,932,900
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000	8,680,710
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000	4,008,320
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,500,000	3,502,135
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,607,725
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	979,320
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	4,811,950
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FSA)	4.50	7/1/18	4,670,000	4,587,761
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	2,969,430

California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	2,520,781
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	8,000,000	5,113,120
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,858,929
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0/5.80	1/15/20	1,505,000 c	1,471,288
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0/5.88	1/15/26	8,000,000 c	7,531,840
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	675,000	633,137
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	11,180,000	8,752,375
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	4,450,000	3,459,875
Kern High School District,
GO (Insured; MBIA, Inc.)	6.40	2/1/12	2,750,000	2,947,588
Los Angeles Unified School
District, GO (Insured; MBIA,
Inc.)	5.75	7/1/16	2,000,000	2,246,620
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,570,020
Sacramento County Water Financing
Authority, Revenue (Sacramento

County Water Agency Zones 40
and 41 Water System Project)	2.43	6/1/34	8,000,000 d	4,080,000
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	720,000	756,461
Sacramento Municipal Utility
District, Electric Revenue
(Insured; FGIC)	5.25	5/15/13	3,530,000	3,742,012
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA, Inc.)	6.00	8/1/09	205,000	212,023
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA, Inc.)	6.00	8/1/09	420,000	429,152
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	643,860
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/29	2,835,000	1,820,297
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,271,027
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,191,840
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	434,954
Colorado--5.7%
Adams County,
FHA Insured Mortgage Revenue
(Platte Valley Medical Center
Project) (Insured; MBIA, Inc.)	5.00	2/1/31	3,400,000	3,051,024
Colorado Department of
Transportation, Transportation
RAN (Insured; MBIA, Inc.)	5.25	6/15/10	1,000,000	1,046,230
Colorado Educational and Cultural

Facilities Authority, Revenue
(Regis University Project)
(Insured; Radian)	5.00	6/1/22	1,825,000	1,504,530
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	748,040
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	1,987,200
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	2,000,000	1,954,200
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,065,288
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,229,154
Colorado Housing Finance Authority
(Single Family Program)	6.75	4/1/15	70,000	71,217
Colorado Housing Finance Authority
(Single Family Program)	6.05	10/1/16	95,000	98,980
Colorado Housing Finance Authority
(Single Family Program)	6.70	10/1/16	35,000	36,394
Colorado Housing Finance Authority
(Single Family Program)	6.80	11/1/28	10,000	10,222
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.75	10/1/21	220,000	234,463
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	50,000	51,094
Denver City and County,
Airport System Revenue
(Insured; Assured Guaranty)	5.25	11/15/19	4,445,000	3,985,031
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	0/5.00	9/1/16	3,565,000 c	3,163,118

E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	5.25	9/1/16	5,000,000	4,789,900
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	0/5.00	9/1/17	3,500,000 c	3,050,390
Jefferson County School District,
GO (Insured; MBIA, Inc.)	6.50	12/15/10	1,500,000	1,623,435
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.45	6/15/16	7,690,000 a,c	7,417,082
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/16	7,345,000 a,c	7,158,951
Northwest Parkway Public Highway
Authority, Revenue (Insured;
FSA)	0/5.55	6/15/16	10,960,000 a,c	10,615,527
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	3,250,000	2,770,300
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000	3,788,044
University of Colorado,
Enterprise System Revenue	5.50	6/1/10	500,000	524,875
University of Colorado Regents,
Enterprise System Revenue
(Insured; FGIC)	4.75	6/1/16	2,000,000	2,043,120
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; MBIA,
Inc.)	6.00	12/1/22	5,000,000	5,167,600
Connecticut--1.1%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,642,980
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University

System Issue) (Insured; FSA)	5.00	11/1/14	1,260,000	1,382,636
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	2,300,000	2,301,403
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	4.70	7/1/29	8,000,000	7,497,680
District of Columbia--.7%
District of Columbia,
GO (Insured; FSA)	6.57	6/1/16	5,000,000 d	4,008,250
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; FGIC)	5.75	10/1/14	2,270,000	2,280,033
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; MBIA, Inc.)	5.25	10/1/12	2,470,000	2,469,555
Florida--7.0%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,306,848
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,508,400
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,198,100
Florida Municipal Loan Council,
Revenue (Insured; MBIA, Inc.)	5.75	11/1/15	520,000	547,799
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,403,568
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,476,770
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,710,000	2,775,853

JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,852,383
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	2,856,540
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,026,850
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/22	2,000,000 c	1,274,440
Miami-Dade County,
Subordinate Special Obligation
(Insured; MBIA, Inc.)	0/5.00	10/1/35	2,500,000 c	1,903,875
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	12,920,000	12,733,823
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	4,922,704
Orlando Utilities Commission,
Utility System Revenue	5.99	10/1/16	13,400,000 d	10,777,084
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	2,260,000	2,292,770
Palm Beach County,
Public Improvement Revenue	5.38	11/1/28	2,500,000	2,474,275
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	6,640,781
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000	4,104,250
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000	1,564,320
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	6,500,000	4,767,035
Georgia--3.8%

Burke County Development
Authority, PCR (Oglethorpe
Power Corporation, Vogtle
Project) (Insured; MBIA, Inc.)	4.75	4/1/11	17,500,000	17,512,425
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	1,855,139
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	846,650
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000	1,856,657
Georgia,
GO	5.40	11/1/10	1,000,000	1,062,880
Georgia State Road and Tollway
Authority, Federal Highway
Grant Anticipation Revenue
(Insured; FSA)	5.00	6/1/13	5,310,000	5,759,385
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	227,444
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	9,000,000	9,212,580
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000	2,086,000
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000	5,733,216
Illinois--5.2%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,009,910
Chicago,
GO (Insured; FSA)	5.00	1/1/14	5,000,000	5,390,400
Chicago,
GO (Modern Schools Across

Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,159,639
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	100,000	95,692
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	10,013,425
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	4,871,600
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,410,859
Illinois,
GO	5.00	1/1/17	7,500,000	8,019,150
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000	3,186,720
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,393,975
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,530,000	1,581,821
Illinois Housing Development
Authority, MFHR (Lifelink
Developments) (Collateralized;
GNMA)	4.13	10/20/16	1,015,000	916,860
Lake County Community Unitary
School District Number 60, GO
(Insured; FSA)	5.63	12/1/11	3,150,000	3,244,406
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,036,650
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/09	1,000,000	1,032,450
Regional Transportation Authority,

GO (Insured; FGIC)	7.75	6/1/10	1,620,000	1,749,616
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/12	1,890,000	2,180,701
Will County School District Number
161, GO (Insured; FGIC)	5.00	1/1/23	4,355,000	4,155,497
Indiana--.7%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,069,990
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	639,853
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	727,687
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	3,969,399
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; MBIA,
Inc.)	5.00	8/1/11	1,425,000	1,512,124
Iowa--.3%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,153,990
Kansas--.4%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,007,500
Kentucky--1.3%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	2,606,730
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA)	6.00	2/1/10	2,000,000 a	2,100,460
Kentucky Turnpike Authority,
EDR (Revitalization's

Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,356,500
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; MBIA, Inc.)	5.50	5/15/34	10,000,000	9,628,800
Louisiana--.4%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	4,846,650
Maine--.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,950,000	2,504,580
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000	690,633
Maine Municipal Bond Bank
GO (Insured; FSA)	5.88	11/1/09	1,660,000 a	1,748,611
Maryland--1.0%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (LifeBridge
Health Issue) (Insured;
Assured Guaranty)	5.00	7/1/28	5,000,000	4,742,400
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.25	7/1/28	5,900,000	5,217,075
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/17	2,405,000	2,517,241
Massachusetts--3.7%
Massachusetts,
Consolidated Loan	5.00	8/1/20	11,175,000	11,503,433
Massachusetts,
Consolidated Loan (Insured;
MBIA, Inc.)	5.50	10/1/20	3,785,000	4,065,166
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of

Greater Boston, Inc. Project)	4.75	2/1/15	4,135,000	4,268,023
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	3,000,000	2,844,720
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	272,598
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/12	2,000,000	2,102,960
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,398,140
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	10,000,000	10,247,000
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	275,000	294,951
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	7,000,000	7,113,190
Weston,
GO	5.63	3/1/10	650,000 a	688,721
Michigan--2.0%
Detroit,
Water Supply System Revenue
(Second Lien) (Insured; FGIC)	5.75	7/1/22	11,000,000	11,536,470
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,071,420
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,022,000
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,123,930

Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	3,791,800
Minnesota--2.0%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	14,000,000	13,556,060
Minneapolis Special School
District Number 1, GO
(Insured; FSA)	5.00	2/1/14	2,350,000	2,363,701
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,522,941
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,526,548
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	2,845,000	2,710,175
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
MBIA, Inc.)	5.25	8/1/16	400,000	434,724
Missouri--.6%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,156,260
Missouri Environmental Improvement
and Energy Resource Authority,
Water Pollution Control
Revenue (Revolving Fund
Program)	5.50	7/1/14	1,250,000	1,400,163
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	2,500,000	2,500,700
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)

(Collateralized: FNMA and GNMA)	5.05	9/1/24	775,000	662,741
Nebraska--.4%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	1,580,000	1,336,996
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	9/1/22	1,045,000	946,707
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,214,250
Omaha Public Power District,
Electric Revenue	7.63	2/1/12	1,730,000	1,887,914
Nevada--.8%
Clark County School District,
GO (Insured; FGIC)	5.00	6/15/20	10,000,000	10,178,100
New Hampshire--.3%
Nashua,
Capital Improvement Bonds	5.50	7/15/12	560,000 a	618,951
New Hampshire,
Turnpike System Revenue,
(Insured; FSA)	5.25	10/1/17	2,100,000	2,207,856
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	996,430
New Jersey--3.9%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue
(Insured; FSA)	5.13	11/1/16	1,000,000	1,096,720
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/17	2,500,000	2,772,625
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;

FSA)	5.80	11/1/18	5,000,000	5,491,350
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	5,000,000	5,425,900
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	5,000,000	5,243,400
Gloucester County Improvement
Authority, Solid Waste
Resourse Recovery Revenue
(Waste Management, Inc.
Project)	6.85	12/1/09	4,000,000	4,007,080
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	7.00	12/1/09	1,000,000	1,003,010
New Jersey,
GO	6.00	2/15/11	1,000,000	1,074,050
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	3,912,524
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	2,961,120
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	689,750
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,099,140
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,037,710
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation

Light Rail Transit System
Project) (Insured; FSA)	5.88	5/1/09	1,000,000 a	1,020,520
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.25	7/1/11	100,000 a	109,103
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.25	6/30/13	900,000	944,838
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/09	1,060,000	1,063,858
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,150,238
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	6.00	9/15/10	2,000,000 a	2,146,060
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; FGIC)	5.00	1/1/19	1,000,000	1,001,990
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,620,000	3,293,506
New Mexico--.3%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,051,360
New Mexico Highway Commission,
Tax Revenue	6.00	6/15/10	2,000,000 a	2,129,480
New York--11.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	882,810
Dutchess County Industrial

Development Agency, IDR (IBM
Project)	5.45	12/1/09	2,500,000	2,553,025
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/10	225,000	240,140
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000	1,044,895
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000	1,073,709
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000	1,095,597
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000	1,106,607
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000	1,121,969
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000	4,216,960
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,500,000	7,516,875
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	10,000,000	9,790,100
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/23	7,500,000	7,514,400
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,012,700
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FGIC)	5.25	4/1/13	2,000,000	2,024,820
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,303,450
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,589,175
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 e	935,240

Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	12,527,040
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000	117,126
New York City,
GO	5.75	8/1/10	820,000 a	883,870
New York City,
GO	5.75	8/1/13	830,000	873,849
New York City,
GO	5.13	12/1/22	8,000,000	7,749,040
New York City,
GO (Insured; XLCA)	5.50	8/1/10	2,000,000	2,087,140
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	175,000 a	188,174
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	11/15/21	1,050,000	1,074,276
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 f	3,165,360
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	929,990
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	937,800
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	2,595,000	2,742,370
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	200,000	215,526
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	3,800,000 d	3,930,796

New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.00	6/15/21	2,000,000	2,010,260
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,411,065
New York State Power Authority,
Revenue	5.00	11/15/12	2,000,000 a	2,208,240
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FSA)	6.00	4/1/10	1,000,000 a	1,068,560
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,368,550
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,353,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,003,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/24	10,000,000	9,727,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000	2,905,380
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty)	5.00	4/1/24	4,500,000	4,400,685
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,099,200
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds

(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,015,800
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; MBIA, Inc.)	5.50	6/1/18	2,000,000	2,020,920
North Carolina--2.8%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,089,310
Concord,
COP (Insured; MBIA, Inc.)	5.50	6/1/11	1,000,000	1,065,140
Durham County,
Public Improvement GO	5.00	4/1/15	2,000,000	2,099,100
Guilford County,
Public Improvement GO	5.10	10/1/10	1,500,000 a	1,619,550
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,524,105
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,550,000	9,198,176
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	4,802,700
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	6.00	1/1/25	4,075,000	4,085,188
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	4,055,000	4,370,844
Raleigh Durham Airport Authority,
Revenue (Insured; FGIC)	5.25	11/1/13	2,465,000	2,542,327
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)	5.38	2/1/17	1,000,000	1,002,470
Ohio--2.6%

Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	519,885
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000	4,912,050
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	11,655,000	8,541,134
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/15	2,265,000	2,374,286
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	3,900,000	4,222,725
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	5.75	1/1/24	4,000,000	3,899,440
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,023,686
Ohio,
GO Infrastructure Improvements	5.63	2/1/09	1,000,000	1,008,050
Ohio,
Revitalization Project Revenue
(Insured; AMBAC)	5.00	10/1/11	1,300,000	1,359,423
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	967,300
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	896,679
Oklahoma--1.3%
Grand River Dam Authority,
Revenue (Insured; Berkshire
Hathaway Assurance Corporation)	5.00	6/1/21	7,000,000	7,076,510
Grand River Dam Authority,
Revenue (Insured; Berkshire
Hathaway Assurance Corporation)	5.00	6/1/24	8,630,000	8,547,325

Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	15,000	15,506
Oregon--.4%
Eagle Point School District Number
9, GO	5.63	6/15/11	1,500,000 a	1,629,675
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC)	5.75	6/15/10	2,265,000 a	2,403,029
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,156,705
Pennsylvania--.5%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,656,580
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,229,798
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,065,810
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,507,912
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	765,577
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	230,835
South Carolina--2.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for

Tomorrow)	5.25	12/1/10	10,000,000	10,511,900
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	5,994,650
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	3,000,000 a	3,408,690
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,198,480
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	962,670
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000	5,317,464
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	851,080
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,081,375
Tennessee--.2%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.00	10/1/19	2,825,000	2,854,634
Texas--5.1%
Austin,
Public Improvement Bonds	5.00	9/1/12	3,000,000 a	3,270,480
Cities of Dallas and Fort Worth,

Dallas/Fort Worth
International Airport, Joint
Revenue Bonds (Insured; XLCA)	5.00	11/1/14	5,000,000	4,804,750
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; FGIC)	5.50	11/1/31	1,000,000	803,370
Dallas,
GO	5.00	2/15/27	2,500,000	2,461,625
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,020,030
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000	4,935,400
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000	11,409,310
Houston Independent School
District, Limited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/19	3,000,000	3,100,200
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000 e	1,101,871
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	5.00	8/1/19	1,575,000	1,606,059
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
FSA)	5.00	1/1/15	1,135,000	1,259,498
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;

FGIC)	5.00	5/15/20	2,500,000	2,495,625
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/21	2,500,000	2,470,300
Plano Independent School District,
Unlimited Tax School Building
Bonds (Permanent School
Guarantee Program)	5.00	2/15/12	3,000,000 a	3,243,150
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Guarantee Program)	0.00	8/15/14	3,260,000 e	2,601,089
San Antonio,
General Improvement Bonds	5.90	2/1/10	500,000 a	524,535
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/11	1,560,000 a	1,692,319
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000	92,139
Southwest Higher Educational
Authority Inc., Higher
Educational Revenue (Southern
Methodist University Project)
(Insured; AMBAC)	5.50	10/1/12	1,000,000 a	1,109,780
Texas A&M University System Board
of Regents, Financing System
Revenue	5.38	5/15/15	810,000	851,820
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; MBIA, Inc.)	5.45	9/1/23	1,845,000	1,670,352
Texas Municipal Power Agency,
Revenue (Insured; FGIC)	4.40	9/1/11	2,750,000	2,753,245
Texas Tech University System Board
of Regents, Finance System and

Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000	2,127,920
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,470,795
Utah--.1%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	772,073
Vermont--.5%
Burlington,
Electric Revenue (Insured;
MBIA, Inc.)	6.25	7/1/11	2,000,000	2,127,700
Burlington,
Electric Revenue (Insured;
MBIA, Inc.)	6.25	7/1/12	2,500,000	2,694,150
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	4.85	5/1/11	685,000	688,459
Virginia--.7%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000	2,514,825
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.25	12/1/08	3,000,000	3,000,000
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,056,330
University of Virginia Rector and
Visitors, General Revenue
Pledge	5.00	6/1/18	1,665,000	1,688,726
Washington--.6%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; FSA)	5.50	7/1/13	1,000,000	1,076,370
Seattle,

Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,062,510
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/17	5,000,000	5,346,100
West Virginia--.6%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,055,000	3,441,641
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	965,190
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,509,494
Wisconsin--1.1%
Kenosha,
Waterworks Revenue (Insured;
FGIC)	5.00	12/1/08	750,000 a	765,210
Wisconsin,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/18	11,825,000	12,322,833
U.S. Related--3.8%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	1,977,300
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.25	7/1/11	950,000	981,293
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.25	7/1/13	1,380,000	1,426,202
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/20	5,500,000	5,060,825
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/20	5,000,000	4,600,750
Puerto Rico Electric Power
Authority, Power Revenue

(Insured; MBIA, Inc.)	5.25	7/1/15	2,000,000	1,957,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.00	7/1/17	3,940,000	3,975,933
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	9,921,700
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	3,924,080
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	85,000	87,649
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.25	7/1/09	65,000	65,961
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.88	7/1/10	1,405,000 a	1,510,501
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.88	7/1/10	2,595,000 a	2,769,851
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	442,789
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	620,687
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	996,380
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	981,189

Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,751
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	5,746
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	1,940,676
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	5,723
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	1,893,731
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	771,443
Total Long-Term Municipal Investments
(cost $1,191,026,750)				1,146,530,611
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.9%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.7%
Alaska Industrial Development and
Export Authority, Revenue
(Greater Fairbanks Community
Hospital Foundation Project)
(Insured; FSA)	1.57	12/7/08	10,000,000 g	8,600,000
Colorado--.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.85	12/1/08	1,200,000 g	1,200,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.90	12/1/08	200,000 g	200,000
Denver City and County,

MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	1.15	12/1/08	900,000 g	900,000
Illinois--.2%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.95	12/1/08	2,500,000 g	2,500,000
Massachusetts--.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA, Inc.)	3.99	1/4/09	1,350,000 g,h	1,350,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA, Inc.)	3.99	1/4/09	5,850,000 g,h	5,850,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	2.70	12/7/08	2,200,000 g	2,200,000
Missouri--.0%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Truman
Medical Center, Inc. Project)
(LOC; Bank of America)	1.00	12/7/08	15,000 g	15,000
Nebraska--.0%
Sarpy County Hospital Authority
Number 1, Health Facilities
Revenue (Immanuel Health
Systems - Trinity Village
Project) (LOC; Allied Irish
Banks)	1.10	12/1/08	200,000 g	200,000
North Carolina--.0%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Cleveland County HealthCare

System Project) (LOC; Bank of
America)	0.90	12/1/08	100,000 g	100,000
Oregon--.0%
Oregon Health, Housing,
Educational and Cultural
Facilities Authority, Revenue
(PeaceHealth) (LOC; U.S. Bank
NA)	0.85	12/1/08	200,000 g	200,000
Pennsylvania--.6%
Berks County Municipal Authority,
HR (The Reading Hospital and
Medical Center Project)
(Insured; AMBAC)	3.17	1/4/09	4,970,000 g	4,970,000
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Royal Bank of
Scotland)	1.10	12/1/08	1,700,000 g	1,700,000
Texas--1.0%
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Insured; MBIA, Inc.)	12.00	1/4/09	12,800,000 g,h	12,800,000
Wyoming--.4%
Sweetwater County,
PCR, Refunding (Pacificorp
Projects) (LOC; Barclays Bank
PLC)	0.85	12/1/08	4,800,000 g	4,800,000
Total Short-Term Municipal Investments
(cost $47,382,683)				47,585,000
Total Investments (cost $1,238,409,433)			98.9%	1,194,115,611
Cash and Receivables (Net)			1.1%	12,777,393
Net Assets			100.0%	1,206,893,004

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delayed delivery basis.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d	Variable rate security--interest rate subject to periodic change.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.

f	Subject to interest rate change on November 1, 2011.

g	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

h	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $20,000,000 representing 1.6% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Insured; MBIA, Inc.)	4/8/08	100.00	1.0	100.00

Massachusetts Health and
Educational Facilities Authority
(Northeastern University)	1/15/08	100.00	.1	100.00

Massachusetts Health and
Educational Facilities Authority
(Northeastern University)	12/17/07	99.96	.5	100.00

† Average cost per unit.
†† The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.

At November 30, 2008 , the aggregate cost of investment securities for income tax purposes was $1,238,409,433. Net unrealized depreciation on investments was $44,293,822 of which $17,541,338 related to appreciated investment securities and $61,835,160 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2008

			Market Value		Unrealized
			Covered by		Depreciation
Financial Futures Short		Contracts	Contracts ($)	Expiration	at 11/30/08 ($)

U.S. Treasury Long Bond		263	(33,811,938)	December 2008	(2,802,594)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	(2,802,594)

Level 2 - Other Significant Observable Inputs	1,194,115,611	0

Level 3 - Significant Unobservable Inputs	0	0

Total	1,194,115,611	(2,802,594)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.2%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	1,000,000	1,034,320
Jefferson County,
Sewer Revenue Warrants
(Insured; FSA)	5.25	2/1/13	3,000,000	2,739,540
Arizona--5.0%
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,177,692
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,000,000 a	3,337,830
California--6.9%
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,111,780
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,055,360
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,361,954
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,088,489
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	984,508
Sacramento County Sanitation

Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC)	5.00	12/1/14	1,000,000 b	1,134,970
San Bernardino County Housing
Authority, MFHR (Equity
Residential/Redlands Lawn and
Tennis Apartments)	5.20	6/15/09	3,000,000	2,969,430
Colorado--1.5%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	589,428
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	3.75	6/1/09	1,000,000	1,002,660
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,004,570
Connecticut--1.5%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,000,000	2,534,430
Florida--14.3%
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; FGIC)	5.25	7/1/16	3,250,000	3,431,610
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,062,650
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,103,950
Florida Rural Utility Financing
Commission, Revenue Notes
(Public Projects Construction)	4.00	2/1/11	1,250,000	1,251,600
Florida State Board of Education,

Public Education Capital
Outlay Bonds (Insured; FGIC)	5.25	6/1/13	3,000,000	3,243,450
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,663,812
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA, Inc.)	5.00	5/1/11	1,885,000 b	2,029,843
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,041,510
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,254,098
Georgia--3.2%
Forsyth County,
GO	5.00	3/1/12	2,000,000 a	2,144,220
Gwinnett County School District,
GO	5.00	2/1/11	1,000,000	1,059,320
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds) (Insured; AMBAC)	5.00	1/1/09	2,250,000	2,257,830
Idaho--1.5%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	2,500,000	2,583,975
Illinois--8.1%
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,000,000 b	1,093,890
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,750,000 b	1,914,307
Illinois,
GO (Illinois Fund for
Infrastructure, Roads, Schools
and Transit) (Insured; FGIC)	6.00	1/1/17	5,575,000	5,762,877
Illinois,
Sales Tax Revenue (Illinois

Fund for Infrastructure,
Roads, Schools and Transit)	5.50	6/15/13	1,100,000	1,157,651
Illinois Educational Facilities
Authority, Revenue (University
of Chicago)	4.05	7/1/09	1,000,000	1,014,830
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,518,325
Indiana--2.0%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	981,380
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,403,939
Iowa--.6%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,085,000	1,097,738
Kansas--.8%
The Unified Government of
Wyandotte County/Kansas City,
Tax Exempt Sales Tax Special
Obligation Revenue
(Redevelopment Project Area B)
(LOC; Citibank NA)	3.75	12/1/12	1,360,000	1,360,245
Kentucky--2.5%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/10	335,000 b	362,721
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	668,358
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,515,960

Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; MBIA,
Inc.)	5.38	10/1/11	1,550,000 b	1,686,803
Louisiana--1.1%
Louisiana Public Facilities
Authority, Revenue (Department
of Public Safety Project)
(Insured; FSA)	5.00	8/1/10	1,765,000	1,845,272
Maryland--.6%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000	1,040,240
Massachusetts--4.5%
Massachusetts,
Federal Highway GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,110,760
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/09	1,000,000	1,001,290
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/09	340,000	336,739
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	194,350
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	775,000	788,811
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/12	3,000,000 b	3,230,160
Mississippi--1.2%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	1,000,000	982,230
Mississippi Hospital Equipment and
Facilities Authority, Hospital

Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,089,948
Missouri--1.2%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,020,740
Blue Springs Neighborhood
Improvement District, Limited
GO Temporary Notes (South Area
Sewer Improvement Project)	4.13	3/1/09	1,000,000	1,001,790
Montana--2.0%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA, Inc.)	5.75	5/15/10	350,000 b	377,076
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA, Inc.)	5.75	5/15/24	3,000,000	3,034,590
Nevada--1.8%
Clark County,
PCR (Southern California
Edison Company)	3.25	3/2/09	2,000,000	1,988,860
Truckee Meadows Water Authority,
Water Revenue (Insured; FSA)	5.50	7/1/15	1,000,000	1,055,080
New Hampshire--1.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,482,154
New Jersey--.3%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	110,000	94,962

University of Medicine and
Dentistry of New Jersey, COP
(Insured; MBIA, Inc.)	6.75	12/1/09	465,000	471,901
New York--3.3%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000	1,019,320
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	1,500,000 c	1,582,680
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	3,000,000	3,035,970
North Carolina--1.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty)	5.00	1/1/13	2,000,000	2,094,720
Ohio--4.3%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	2,861,250
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,430,000	1,780,777
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,600,850
Pennsylvania--.9%
Pennsylvania,
GO (Insured; FGIC)	5.00	10/1/10	1,055,000	1,109,765
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	406,736
Tennessee--1.5%
Tennessee Energy Acquisition
Corporation, Gas Project

Revenue	5.00	9/1/09	2,500,000	2,477,275
Texas--4.0%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,009,150
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,000,000	1,029,810
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/10	1,050,000	1,095,119
Port Arthur Independent School
District, Unlimited Tax School
Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,004,000
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000	637,056
Virginia--8.4%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.25	12/1/08	2,000,000	2,000,000
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,492,890
Pittsylvania County,
GO School Notes	4.50	2/1/11	1,500,000	1,519,170
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,007,410
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,035,190
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	3,000,000	3,032,160
U.S. Related--5.6%

Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.00	7/1/11	2,000,000	2,079,020
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/12	1,000,000 b	1,084,740
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,115,591
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,274,557
Total Long-Term Municipal Investments
(cost $159,723,128)				158,326,012
Short-Term Municipal	Coupon	Maturity	Principal
Investments--8.3%	Rate (%)	Date	Amount ($)	Value ($)

California--2.9%
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.25	12/1/08	3,300,000 d	3,300,000
Los Angeles Department of Water
and Power, Power System
Revenue (Insured; XCLA)	4.00	12/7/08	1,500,000 d	1,500,000
Colorado--1.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.85	12/1/08	1,600,000 d	1,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.85	12/1/08	200,000 d	200,000
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells

Fargo Bank)	1.35	12/1/08	100,000 d	100,000
Illinois--.5%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.95	12/1/08	900,000 d	900,000
Massachusetts--2.8%
Chelsea,
LR (Massachusetts Information
Technolgy Center Project)
(Insured; FSA)	3.99	1/4/09	4,750,000 d,e	4,750,000
Pennsylvania--.9%
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	1.10	12/1/08	500,000 d	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Special People In
Northeast, Inc. Project) (LOC;
Citizens Bank of Pennsylvania)	1.10	12/7/08	1,020,000 d	1,020,000
Washington--.1%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement
Communities Program) (LOC;
Wells Fargo Bank)	1.05	12/1/08	100,000 d	100,000
Total Short-Term Municipal Investments
(cost $13,970,000)				13,970,000
Total Investments (cost $173,693,128)			101.8%	172,296,012
Liabilities, Less Cash and Receivables			(1.8)	(3,040,987)
Net Assets			100.0%	169,255,025

a	Purchased on a delayed delivery basis.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Subject to interest rate change on November 1, 2011.

d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

e	Security restricted as to public resale. Investment in restricted securities with aggregated market value assets of

$4,750,000 representing 2.8% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Chelsea, LR (Massachusetts
Information Technology
Center Project)	1/10/08	100.00	2.8	100.00

† Average cost per unit.

The valuation of this security has been determined in good faith under the direction of the Board of Trustees.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $173,693,128. Net unrealized depreciation on investments was $1,397,116 of which $1,212,569 related to appreciated investment securities and $2,609,685 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance	ARRN	Adjustable Rate Receipt Notes
Corporation
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	172,296,012		0

Level 3 - Significant Unobservable Inputs	0		0

Total	172,296,012		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.9%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	1,756,600
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	2,961,910
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,118,321
California--5.0%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	1,332,600
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 a	1,644,100
California,
GO	5.25	11/1/17	2,500,000	2,561,175
California,
GO	5.50	6/1/20	110,000	110,329
California,
GO	5.50	11/1/33	6,300,000	5,842,872
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 a	790,850
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	1,611,480
Foothill/Eastern Transportation
Corridor Agency, Toll Road

Revenue (Insured; MBIA, Inc.)	0/5.88	1/15/27	6,000,000 a	5,612,400
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0/5.88	1/15/29	2,000,000 a	1,845,200
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	1,718,713
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,205,000	3,291,926
Colorado--.9%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/16	5,000,000 a,b	4,873,350
Florida--.7%
Miami-Dade County,
Subordinate Special Obligation
(Insured; MBIA, Inc.)	0/5.00	10/1/35	2,000,000 a	1,523,100
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000	2,346,480
Georgia--.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation, Vogtle
Project) (Insured; MBIA, Inc.)	4.75	4/1/11	2,500,000	2,501,775
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	272,597
Michigan--1.2%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,102,280
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	3,962,431

Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	360,000	360,173
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,015,000	1,011,376
New Jersey--1.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/21	2,000,000	2,127,100
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	2,000,000	2,097,360
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	4,000,000	2,894,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,715,000	1,222,589
New York--.4%
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	2,000,000	1,958,020
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,528,335
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,368,930
Ohio--1.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.75	6/1/34	7,500,000	4,791,900

Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,437,300
Pennsylvania--69.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,074,550
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.38	3/1/11	2,500,000	2,580,350
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/14	2,500,000	2,618,100
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/16	1,360,000	1,424,246
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	5.00	12/1/18	2,560,000	2,527,898
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	5.00	12/1/22	6,860,000	6,357,162
Allentown School District,
GO	5.00	2/15/22	5,875,000	5,584,246
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	5,092,685
Blair County,
GO (Insured; AMBAC)	5.38	8/1/15	1,880,000	2,019,759
Blair County,
GO (Insured; AMBAC)	5.38	8/1/16	1,980,000	2,114,303
Central Bucks School District,
GO	5.00	5/15/23	5,000,000	5,009,600
Central Dauphin School District,
GO (Insured; MBIA, Inc.)	6.75	2/1/16	5,000,000 b	6,060,000
Central Dauphin School District,
GO (Insured; MBIA, Inc.)	7.00	2/1/16	1,630,000 b	2,000,140

Central Dauphin School District,
GO (Insured; MBIA, Inc.)	7.50	2/1/16	3,100,000 b	3,897,382
Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,431,936
Central York School District,
GO (Insured; FGIC)	5.50	6/1/12	80,000 b	88,214
Central York School District,
GO (Insured; FGIC)	5.50	6/1/14	920,000	980,186
Chester County,
GO	5.00	8/15/18	4,545,000	4,801,792
Chichester School District,
GO (Insured; FSA)	5.25	3/15/24	1,355,000	1,363,862
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	1,485,000 b	1,666,645
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	6,515,000 b	7,311,915
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,564,440
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,100,410
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,081,320
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue (Insured; FGIC)	4.75	5/1/10	1,945,000	1,993,275
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; MBIA, Inc.)	5.25	7/1/17	1,485,000	1,566,393
East Stroudsburg Area School
District, GO (Insured; FSA)	7.50	9/1/16	2,500,000 b	3,187,975
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,194,690
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,482,850
Easton Area School District,

GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,464,850
Easton Area School District,
GO (Insured; FSA)	5.50	4/1/23	2,260,000 c	2,314,195
Erie County,
GO (Insured; FGIC)	5.50	9/1/22	1,640,000	1,688,921
Kennett Consolidated School
District, GO (Insured; FGIC)	5.50	2/15/12	1,310,000 b	1,431,647
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,245,905
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,001,140
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/10	1,500,000	1,548,705
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,875,113
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	2,300,000	1,985,843
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/35	1,500,000	1,272,390
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,347,702
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
FGIC)	4.75	2/15/27	2,000,000	1,701,440
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,040,583
Lower Merion School District,

GO	5.00	5/15/29	11,975,000	11,764,001
Montgomery County,
GO	5.00	9/15/10	1,165,000	1,226,151
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,306,777
Muhlenberg School District,
GO (Insured; FGIC)	5.38	4/1/15	1,000,000	1,053,530
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/18	2,000,000	2,084,760
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/24	1,500,000	1,471,500
Owen J. Roberts School District,
GO (Insured; FSA)	5.50	8/15/12	1,440,000 b	1,594,138
Parkland School District,
GO (Insured; FGIC)	5.25	9/1/11	2,220,000	2,349,137
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/14	3,110,000	3,355,503
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/16	1,490,000	1,601,020
Pennsylvania,
GO	5.25	2/1/11	7,850,000	8,335,366
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	7.00	11/1/10	1,000,000	997,530
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	4,447,700
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,118,850
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured; MBIA,
Inc.)	5.60	11/15/10	2,000,000	1,890,680

Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,249,960
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA, Inc.)	5.30	5/1/10	3,035,000	3,072,664
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	1,712,273
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/10	2,785,000	2,883,505
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.75	6/15/10	3,045,000	3,187,080
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/11	2,935,000	3,060,207
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA, Inc.)	5.25	4/1/14	960,000	971,722
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,790,457
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,548,588
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC)	5.75	5/1/11	1,690,000 b	1,834,850
Pennsylvania Higher Educational
Facilities Authority, Revenue

(UPMC Health System)	5.00	1/15/10	1,630,000	1,661,492
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,597,167
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,512,850
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,083,940
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,172,468
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,039,399
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,329,267
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	324,906
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,663,316
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; MBIA, Inc.)	5.25	12/1/13	2,500,000 b	2,788,700
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,042,200
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,027,300
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,591,215
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	4,489,800
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.00	6/1/11	3,000,000	3,120,120

Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/11	2,510,000	2,657,739
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/12	2,000,000	2,134,580
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	4,605,050
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	1,500,000	1,569,645
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/13	540,000	560,758
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/14	570,000	591,888
Philadelphia,
GO (Insured; FSA)	5.25	8/1/17	12,500,000	13,082,250
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.63	6/15/09	5,000,000	5,103,550
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,550,900
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,211,650
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.00	7/1/23	1,690,000	1,646,381
Philadelphia Authority for
Industrial Development,
Industrial and Commercial
Revenue (Girard Estates
Facilities Leasing Project)	5.00	5/15/19	2,400,000	2,403,456
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/20	3,380,000	3,150,904

Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/22	3,150,000	2,851,569
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,149,650
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,272,760
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,310,000 b	1,435,275
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,770,000 b	1,939,265
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,431,160
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,091,990
Pocono Mountain School District,
GO (Insured; FSA)	5.00	9/1/22	5,270,000	5,268,050
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	876,680
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA, Inc.)	5.50	7/1/10	3,035,000	3,069,629
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA, Inc.)	5.50	7/1/11	3,195,000	3,229,953
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC)	5.00	11/15/14	1,265,000 b	1,408,046
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	5.00	6/1/13	5,000,000 b	5,499,550

State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/13	195,000 b	214,354
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	875,339
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	4,961,340
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	3,949,562
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,817,252
Swarthmore Borough Authority,
College Revenue	5.50	9/15/11	10,000,000	10,904,400
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,059,150
Twin Valley School District,
GO (Insured; FSA)	5.25	10/1/15	1,000,000 b	1,132,250
University Area Joint Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	5.00	11/1/11	1,430,000	1,475,159
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/18	2,870,000	2,984,915
Upper Merion Area School District,
GO (Insured; MBIA, Inc.)	5.00	2/15/19	1,165,000	1,192,809
Wilson School District,
GO (Insured; FSA)	5.38	5/15/12	1,785,000 b	1,959,287
Wilson School District,
GO (Insured; FSA)	5.38	5/15/12	1,500,000 b	1,646,460
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,157,519
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; FGIC)	5.50	12/1/14	1,000,000	1,094,990

South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,132,320
Texas--.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; FGIC)	5.50	11/1/31	2,000,000	1,606,740
Virginia--1.2%
Industrial Development Authority
of the County of Charles City,
Solid Waste Disposal Facility
Revenue (USA Waste of
Virginia, Inc. Project)	4.88	2/1/09	6,600,000	6,536,970
U.S. Related--13.3%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	4,090,000	3,539,527
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	9,545,000	9,116,525
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/14	7,500,000	7,472,850
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/20	4,000,000	3,680,600
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	5,000,000 b	5,326,550
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.25	7/1/14	7,875,000	7,797,668
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	5.50	7/1/17	6,000,000	5,810,280
Puerto Rico Electric Power
Authority, Power Revenue

(Insured; MBIA, Inc.)	5.50	7/1/19	2,290,000	2,139,730
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	2,976,510
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	2,943,060
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,579,125
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	4,000,000	4,211,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,055,960
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	4,336,250
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.50	8/1/09	5,000,000	5,107,150
Total Long-Term Municipal Investments
(cost $539,953,126)				519,610,468
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.2%	Rate (%)	Date	Amount ($)	Value ($)

Illinois--.0%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.95	12/1/08	5,000 d	5,000
Oregon--.1%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	0.90	12/1/08	400,000 d	400,000
South Carolina--.0%
Charleston County,
HR (CareAlliance Health
Services) (LOC; Bank of

America)	0.95	12/1/08	200,000 d	200,000
Washington--.1%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Franke Tobey Jones
Project) (LOC; Wells Fargo
Bank)	1.05	12/1/08	400,000 d	400,000
Total Short-Term Municipal Investments
(cost $1,005,000)				1,005,000
Total Investments (cost $540,958,126)			99.0%	520,615,468
Cash and Receivables (Net)			1.0%	5,206,812
Net Assets			100.0%	525,822,280

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Purchased on a delayed delivery basis.

d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $540,958,126. Net unrealized depreciation on investments was $20,342,658 of which $9,373,419 related to appreciated investment securities and $29,716,077 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2008

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2008 ($)

Financial Futures Short

U.S. Treasury Long Bond	143	(18,384,438)	December 2008	(1,523,844)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	(1,523,844)

Level 2 - Other Significant Observable Inputs	520,615,468	0

Level 3 - Significant Unobservable Inputs	0	0

Total	520,615,468	(1,523,844)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)	Value ($)

Banks--3.2%
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000	400,904
JPMorgan Chase,
Gtd. Notes	3.13	12/1/11	1,750,000	1,755,460
Morgan Stanley,
Gtd. Notes	2.90	12/1/10	2,500,000	2,507,345
				4,663,709
U.S. Government Agencies--39.1%
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	4,000,000	4,005,204
Federal Farm Credit Banks,
Bonds	3.00	3/3/11	4,195,000	4,236,354
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	3,525,000	3,608,331
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	1,010,000	1,041,186
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	1,440,000	1,496,284
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	1,490,000	1,564,476
Federal Home Loan Banks,
Bonds	2.38	4/30/10	1,885,000	1,895,537
Federal Home Loan Banks,
Bonds	3.38	10/6/10	1,100,000	1,106,661
Federal Home Loan Banks,
Bonds	3.50	2/5/10	2,970,000	2,976,400
Federal Home Loan Banks,
Bonds	4.38	10/22/10	4,060,000	4,200,919
Federal Home Loan Banks,
Bonds	4.88	11/18/11	5,250,000	5,550,731

Federal Home Loan Mortgage Corp.,
Notes	4.00	7/28/11	1,620,000 a	1,636,482
Federal Home Loan Mortgage Corp.,
Notes	4.13	11/30/09	1,860,000 a	1,897,646
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/14/11	1,260,000 a	1,276,525
Federal National Mortgage
Association, Notes	2.88	10/12/10	3,765,000 a	3,802,857
Federal National Mortgage
Association, Notes	3.55	6/16/10	1,425,000 a	1,440,732
Federal National Mortgage
Association, Notes	3.80	2/25/11	5,034,000 a	5,076,150
Federal National Mortgage
Association, Notes	3.88	12/10/09	3,400,000 a	3,469,071
Federal National Mortgage
Association, Notes	5.50	7/9/10	5,835,000 a	5,859,163
				56,140,709
U.S. Government Agencies/Mortgage-Backed--4.1%
Federal Home Loan Mortgage Corp.:
4.00%, 3/1/10			669,537 a	668,362
5.00%, 4/1/09			75,873 a	75,884
6.85%, 11/1/32			32,125 a,b	31,897
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			98,791 a	98,705
REMIC, Ser. 1648, Cl. E,
6.00%, 9/15/23			947,009 a	960,247
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12			154,727 a	155,909
Federal National Mortgage Association:
4.50%, 1/1/10			157,072 a	156,527
Whole Loan, Ser. 2003-W19,
Cl. 1A4, 4.78%, 11/25/33			222,295 a	222,123
4.89%, 5/1/32			34,747 a,b	34,771
4.92%, 3/1/32			16,044 a,b	16,005
5.13%, 6/1/32			134,308 a,b	133,367
5.28%, 6/1/32			170,415 a,b	169,508
5.31%, 4/1/32			8,160 a,b	8,144

5.50%, 6/1/09	27,150 a	27,275
Ser. 2002-T11, Cl. A 4.77%,
4/25/12	380,390 a	375,162
REMIC, Ser. 2002-73,
Cl. AM, 5.00%, 12/25/15	1,345,262 a	1,349,856
Ser. 2002-T3, Cl. A 5.14%,
12/25/11	671,262 a	660,225
Ser. 2001-T6, Cl. A 5.70%,
5/25/11	32,234 a	32,010
Ser. 2002-T3, Cl. B 5.76%,
12/25/11	270,000 a	265,239
REMIC, Ser. 1994-86, Cl. PJ
6.00%, 6/25/09	116,854 a	117,174
Ser. 2001-T2, Cl. B 6.02%,
11/25/10	360,000 a	358,903
Government National Mortgage Association I
6.00%, 1/15/09 - 4/15/09	22,723	23,175
		5,940,468

U.	S. Government Securities--52.1%

U.	S. Treasury Notes:

1.75%, 11/15/11	1,000,000 c	1,012,891
2.75%, 7/31/10	3,440,000 c	3,552,340
3.50%, 2/15/10	6,750,000 c	6,984,144
4.13%, 8/15/10	7,500,000 c	7,922,468
4.25%, 1/15/11	9,000,000 c	9,648,288
4.38%, 12/15/10	9,000,000 c	9,638,442
4.50%, 5/15/10	3,190,000 c	3,360,965
4.50%, 11/15/10	8,185,000 c	8,775,220
4.63%, 8/31/11	9,750,000 c	10,673,969
4.63%, 2/29/12	1,340,000	1,483,422
5.75%, 8/15/10	9,000,000 c	9,755,865
6.50%, 2/15/10	1,870,000 c	1,997,833
		74,805,847
Total Bonds and Notes
(cost $138,653,369)		141,550,733

Other Investment--1.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,414,000)	2,414,000 [d]	2,414,000

Investment of Cash Collateral for
Securities Loaned--40.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $57,870,260)	57,870,260 [d]	57,870,260

Total Investments (cost $198,937,629)	140.5%	201,834,993
Liabilities, Less Cash and Receivables	(40.5%)	(58,144,988)
Net Assets	100.0%	143,690,005

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

b	Variable rate security--interest rate subject to periodic change.

c	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $56,352,891 and the total market value of the collateral held by the fund is $57,870,260.

d	Investment in affiliated money market mutual fund.

At November 30 2008, the aggregate cost of investment securities for income tax purposes was $198,937,629. Net unrealized appreciation on investments was $2,897,364 of which $2,966,127 related to appreciated investment securities and $68,763 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	60,284,260		0

Level 2 - Other Significant Observable Inputs	141,550,733		0

Level 3 - Significant Unobservable Inputs	0		0

Total	201,834,993		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

BNY Mellon Small Cap Stock Fund

Common Stocks--97.0%	Shares	Value ($)

Consumer Discretionary--13.8%
Brown Shoe	24,430 a	137,785
Capella Education	31,100 b	1,861,646
Carter's	203,250 a,b	3,843,457
CEC Entertainment	40,860 a,b	703,201
Children's Place Retail Stores	83,200 a,b	1,951,040
Coinstar	112,810 b	2,093,754
Deckers Outdoor	43,250 a,b	2,579,430
Dollar Tree	94,000 b	3,981,840
Family Dollar Stores	158,040 a	4,390,351
Foot Locker	96,300	648,099
Gildan Activewear	216,570 a,b	3,690,353
Gymboree	50,730 b	1,275,859
Hibbett Sports	95,150 a,b	1,354,936
Hillenbrand	113,300	1,803,736
Iconix Brand Group	334,260 a,b	2,831,182
JAKKS Pacific	155,600 a,b	2,785,240
Jo-Ann Stores	94,600 a,b	1,313,048
LKQ	431,480 a,b	4,496,022
Matthews International, Cl. A	79,300	3,237,819
Meritage Homes	68,800 a,b	853,120
Monro Muffler Brake	70,900	1,447,069
Morgans Hotel Group	201,300 a,b	805,200
O'Reilly Automotive	54,830 a,b	1,429,418
Panera Bread, Cl. A	50,180 a,b	2,229,999
Phillips-Van Heusen	79,900	1,393,456
Pinnacle Entertainment	348,700 a,b	1,987,590
Pool	210,170 a	3,621,229
Regal Entertainment Group, Cl. A	107,600 a	986,692
Tractor Supply	123,370 a,b	4,734,941
Under Armour, Cl. A	55,220 a,b	1,269,508
Warnaco Group	80,900 b	1,448,110
WMS Industries	216,737 a,b	5,342,567
Wolverine World Wide	9,930	191,351
		72,719,048
Consumer Staples--3.1%
Casey's General Stores	89,100	2,641,815

Chattem	35,300 a,b	2,561,721
Ralcorp Holdings	33,690 a,b	2,107,646
Ruddick	70,000	1,915,200
Spartan Stores	94,400 a	2,239,168
TreeHouse Foods	143,880 a,b	3,422,905
WD-40	48,100	1,375,660
		16,264,115
Energy--4.0%
Atwood Oceanics	150,350 b	2,721,335
CARBO Ceramics	51,280 a	2,456,312
Dril-Quip	91,260 b	1,795,997
ION Geophysical	151,400 b	454,200
Lufkin Industries	29,200	1,439,852
Penn Virginia	66,890 a	2,008,707
Petroleum Development	30,400 b	583,680
SandRidge Energy	185,100	1,639,986
SEACOR Holdings	39,200 a,b	2,592,296
St. Mary Land & Exploration	108,190 a	2,175,701
Stone Energy	66,340 b	1,102,571
Tetra Technologies	105,600 b	508,992
World Fuel Services	45,300	1,644,390
		21,124,019
Financial--19.9%
American Campus Communities	116,400 a	2,606,196
Bank of Hawaii	36,800	1,641,648
BioMed Realty Trust	135,340 a	1,261,369
Cash America International	71,800	1,939,318
City National	35,100 a	1,540,188
Community Bank System	100,440 a	2,316,146
Endurance Specialty Holdings	113,550 a	3,056,766
Entertainment Properties Trust	55,770	1,368,038
Extra Space Storage	437,170 a	3,868,954
First BanCorp/Puerto Rico	296,570	3,244,476
First Midwest Bancorp	104,340 a	1,920,899
First Niagara Financial Group	312,670 a	4,849,512
Greenhill & Co.	68,310 a	4,651,911
Hancock Holding	43,600 a	1,879,596
Home Properties	57,300	2,234,700
IBERIABANK	9,250	487,012
Investment Technology Group	105,800 b	1,770,034
Kilroy Realty	49,400 a	1,505,218
LaSalle Hotel Properties	135,800 a	1,197,756
Lexington Realty Trust	94,100 a	456,385
Mid-America Apartment Communities	50,630	1,874,829

National Penn Bancshares	136,010 a	2,091,834
National Retail Properties	310,400 a	4,162,464
Old National Bancorp	180,390 a	3,099,100
optionsXpress Holdings	116,300	1,638,667
Portfolio Recovery Associates	42,900 a,b	1,448,304
PrivateBancorp	142,430 a	4,438,119
ProAssurance	97,955 b	5,347,363
Prosperity Bancshares	102,980 a	3,399,370
RenaissanceRe Holdings	32,000	1,508,160
Senior Housing Properties Trust	130,850 a	1,822,741
Signature Bank	60,740 a,b	1,810,052
Susquehanna Bancshares	231,770 a	3,541,446
SVB Financial Group	25,595 a,b	1,025,080
Texas Capital Bancshares	175,100 a,b	2,810,355
Trustco Bank	404,000 a	4,278,360
UMB Financial	60,770 a	2,905,414
Umpqua Holdings	214,800 a	2,843,952
United Bankshares	63,900 a	2,124,675
Validus Holdings	173,250	4,026,330
Wilmington Trust	57,200 a	1,383,668
Zenith National Insurance	106,900	3,526,631
		104,903,036
Health Care--14.4%
Allscripts-Misys Healthcare
Solutions	256,990 a	1,978,823
Almost Family	27,900 b	1,226,484
Alpharma, Cl. A	68,080 a,b	2,457,688
Amedisys	35,600 a,b	1,384,484
American Medical Systems Holdings	100,300 a,b	882,640
AMERIGROUP	301,580 a,b	7,406,805
AmSurg	222,900 a,b	4,442,397
ArthroCare	48,975 a,b	640,593
Beckman Coulter	52,580	2,291,436
Catalyst Health Solutions	49,500 b	1,113,750
Community Health Systems	77,700 a,b	1,014,762
Cubist Pharmaceuticals	102,550 a,b	2,518,628
Dionex	24,400 b	1,251,476
Endo Pharmaceuticals Holdings	129,560 a,b	2,849,024
Gentiva Health Services	54,800 b	1,382,604
Haemonetics	34,600 a,b	1,978,774
HMS Holdings	111,100 b	3,277,450
Immucor	111,110 a,b	2,696,640
Inventiv Health	177,100 a,b	2,130,513
iShares Nasdaq Biotechnology Index

Fund	82,440 a	5,387,289
King Pharmaceuticals	163,890 a,b	1,574,983
Landauer	25,600 a	1,469,952
LHC Group	63,600 a,b	2,122,968
Lincare Holdings	112,740 b	2,697,868
Martek Biosciences	58,690 a,b	1,640,385
Meridian Bioscience	223,775 a	5,332,558
NuVasive	11,005 a,b	379,122
PAREXEL International	75,600 b	628,992
Pediatrix Medical Group	70,280 b	2,187,114
PharMerica	89,600 b	1,489,152
Phase Forward	84,100 b	1,166,467
Regeneron Pharmaceuticals	86,500 a,b	1,337,290
Varian	11,670 b	427,122
ViroPharma	140,900 a,b	1,592,170
West Pharmaceutical Services	104,240 a	3,700,520
		76,058,923
Industrial--18.1%
Acuity Brands	36,330 a	979,457
Aerovironment	43,130 b	1,390,080
American Ecology	89,100 a	1,575,288
Applied Industrial Technologies	149,700	2,853,282
Axsys Technologies	22,400 b	1,563,744
Baldor Electric	92,600 a	1,526,048
Brady, Cl. A	84,900 a	1,753,185
CLARCOR	102,500 a	3,291,275
Con-way	51,340 a	1,435,980
Curtiss-Wright	151,370 a	5,055,758
Delta Air Lines	218,900 a,b	1,928,509
EMCOR Group	149,400 b	2,356,038
EnPro Industries	66,000 a,b	1,232,220
Esterline Technologies	58,500 b	2,159,235
Gardner Denver	88,400 b	2,187,900
Healthcare Services Group	127,100 a	2,020,890
Heartland Express	168,100 a	2,595,464
Hub Group, Cl. A	108,600 b	2,899,620
II-VI	212,590 a,b	4,277,311
Kaydon	121,490 a	3,747,966
Kirby	93,440 a,b	2,376,179
Landstar System	122,450	3,935,543
Lennox International	104,280	2,882,299
Lindsay	36,500 a	1,420,215
Moog, Cl. A	117,200 a,b	3,771,496
Orbital Sciences	100,030 b	1,720,516

Ritchie Brothers Auctioneers	111,180 a	2,075,731
Robbins & Myers	55,840	1,256,400
Simpson Manufacturing	61,600 a	1,601,600
Stericycle	33,400 b	1,913,820
Teledyne Technologies	70,230 a,b	2,852,743
Tetra Tech	216,300 b	4,334,652
Toro	49,110 a	1,396,688
UAL	106,300 a	1,195,875
Valmont Industries	35,800 a	1,979,740
Wabtec	52,375 a	2,021,151
Watsco	52,600 a	2,069,284
Watson Wyatt Worldwide, Cl. A	146,310 a	5,899,219
Watts Water Technologies, Cl. A	84,200 a	1,894,500
Woodward Governor	100,960 a	2,144,390
		95,571,291
Information Technology--13.8%
Anixter International	47,560 a,b	1,303,144
ANSYS	113,000 a,b	3,261,180
Ariba	123,600 b	994,980
Arris Group	264,700 a,b	1,903,193
Avid Technology	85,100 a,b	1,065,452
Bankrate	60,200 a,b	1,653,694
Blackbaud	62,800	785,000
CACI International, Cl. A	52,600 b	2,335,966
Cogent	99,300 b	1,334,592
Cognex	79,800 a	1,087,674
Cohu	86,886 a	973,123
Comtech Telecommunications	101,290 a,b	4,804,185
Concur Technologies	78,480 a,b	2,154,276
CSG Systems International	119,100 b	2,005,644
Cypress Semiconductor	318,000 a,b	1,186,140
Digital River	10,890 b	230,106
Epicor Software	211,700 a,b	867,970
Equinix	30,430 a,b	1,381,826
F5 Networks	46,400 a,b	1,155,360
FLIR Systems	44,730 a,b	1,387,525
Harmonic	622,710 b	3,206,956
Hittite Microwave	90,200 a,b	2,635,644
Informatica	337,555 a,b	4,685,263
IPG Photonics	94,000 b	1,277,460
Itron	61,070 a,b	2,893,497
ManTech International, Cl. A	27,350 b	1,488,387
Micros Systems	130,430 b	2,171,660
Microsemi	148,520 a,b	2,894,655

MKS Instruments	287,080 a,b	4,108,115
MTS Systems	27,900	725,679
Plexus	69,470 a,b	1,158,760
Riverbed Technology	109,000 a,b	1,023,510
Skyworks Solutions	251,390 a,b	1,354,992
Stratasys	75,700 a,b	844,812
Synaptics	139,300 a,b	3,060,421
Tekelec	113,100 a,b	1,385,475
Varian Semiconductor Equipment
Associates	128,145 a,b	2,357,868
Websense	171,500 b	2,773,155
Wright Express	70,100 b	797,738
		72,715,077
Materials--2.2%
Cabot	76,700 a	1,586,923
Century Aluminum	45,970 a,b	374,655
H.B. Fuller	85,000 a	1,507,900
OM Group	56,870 a,b	1,122,045
Rock-Tenn, Cl. A	68,810 a	2,323,714
Silgan Holdings	71,800	3,248,232
Texas Industries	53,300 a	1,644,838
		11,808,307
Telecommunication Services--1.3%
Alaska Communications Systems
Group	482,320 a	4,678,504
SBA Communications, Cl. A	126,030 a,b	1,990,014
		6,668,518
Utilities--6.4%
Atmos Energy	154,970	3,863,402
Cleco	322,000 a	7,589,540
El Paso Electric	250,300 b	4,510,406
Laclede Group	38,000	2,001,840
New Jersey Resources	172,050 a	6,909,528
Northwest Natural Gas	40,200	2,007,990
Piedmont Natural Gas	139,400 a	4,683,840
South Jersey Industries	54,600 a	2,129,400
		33,695,946
Total Common Stocks
(cost $674,299,440)		511,528,280

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $2,838,000)	2,838,000 [c]	2,838,000

Investment of Cash Collateral for
Securities Loaned--37.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $195,698,558)	195,698,558 [c]	195,698,558

Total Investments (cost $872,835,998)	134.6%	710,064,838
Liabilities, Less Cash and Receivables	(34.6%)	(182,550,871)
Net Assets	100.0%	527,513,967

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $189,262,989 and the total market value of the collateral held by the fund is $195,698,558.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At November 30, 2008 , the aggregate cost of investment securities for income tax purposes was $872,835,998.

Net unrealized depreciation on investments was $162,771,160 of which $16,023,801 related to appreciated investment securities and $178,794,961 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	710,064,838		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	710,064,838		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Bny Mellon U.S. Core Equity 130/30 Fund
November 30, 2008 (Unaudited)

Common Stocks--121.4%	Shares	Value ($)

Consumer Discretionary--17.3%
Coach	30,440 a	544,876
Darden Restaurants	50,745	928,126
Family Dollar Stores	57,250	1,590,405
Gap	106,630	1,388,323
Home Depot	75,840	1,752,662
McDonald's	33,420	1,963,425
Newell Rubbermaid	101,490	1,355,906
News, Cl. A	91,430	722,297
News, Cl. B	37,210	304,750
OfficeMax	51,760	282,092
Omnicom Group	66,570	1,883,265
Ross Stores	66,480	1,761,720
Time Warner	79,120	716,036
TJX Cos.	37,350	852,327
WMS Industries	14,080 a	347,072
		16,393,282
Consumer Staples--16.3%
Cadbury, ADR	15,228	517,600
Coca-Cola Enterprises	52,610	482,960
Colgate-Palmolive	39,220	2,552,045
CVS Caremark	90,440	2,616,429
Dr. Pepper Snapple Group	45,398 a	732,724
Estee Lauder, Cl. A	50,330	1,404,207
Kroger	41,640	1,151,762
Molson Coors Brewing, Cl. B	34,430	1,531,102
Philip Morris International	55,850	2,354,636
Wal-Mart Stores	36,600	2,045,208
		15,388,673
Energy--12.4%
Anadarko Petroleum	17,880	733,974
Chevron	39,300	3,105,093
ConocoPhillips	59,240	3,111,285
ENSCO International	9,140	296,227
Marathon Oil	31,260	818,387
Nabors Industries	33,300 a	482,850
National Oilwell Varco	12,660 a	358,151

Unit	9,200 a	263,856
Valero Energy	10,600	194,510
Williams	29,710	481,896
XTO Energy	48,247	1,844,965
		11,691,194
Financial--12.4%
Bank of America	101,270	1,645,638
Charles Schwab	40,740	746,764
Chubb	41,520	2,132,467
Discover Financial Services	45,550	465,977
Fifth Third Bancorp	71,770	686,121
First Horizon National	65,180	696,774
JPMorgan Chase & Co.	57,140	1,809,052
KeyCorp	68,280	640,466
U.S. Bancorp	29,860	805,623
Wells Fargo & Co.	70,780	2,044,834
		11,673,716
Health Care--22.0%
Aetna	57,370	1,251,814
Amgen	20,800 a	1,155,232
Baxter International	51,360	2,716,944
Covidien	41,360	1,524,116
Gilead Sciences	30,000 a	1,343,700
Hospira	64,120 a	1,925,524
Johnson & Johnson	26,300	1,540,654
Laboratory Corp. of America
Holdings	17,970 a	1,138,579
Life Technologies	25,590 a	667,899
McKesson	9,630	336,472
Novartis, ADR	23,030	1,080,568
Pfizer	88,320	1,451,098
Schering-Plough	57,280	962,877
St. Jude Medical	23,000 a	644,690
Thermo Fisher Scientific	58,260 a	2,078,717
Vertex Pharmaceuticals	38,400 a	944,256
		20,763,140
Industrials--13.0%
Allied Waste Industries	76,950 a	826,443
Delta Air Lines	61,310 a	540,141
Dover	25,010	746,048
Emerson Electric	34,570	1,240,717
FedEx	16,760	1,184,094
General Electric	99,160	1,702,577

Goodrich	18,750	630,938
L-3 Communications Holdings	11,980	804,697
Lockheed Martin	21,800	1,680,998
Raytheon	24,950	1,217,560
Textron	22,910	348,919
Tyco International	53,250	1,112,925
US Airways Group	42,990 a	256,220
		12,292,277
Information Technology--18.6%
Accenture, Cl. A	15,870	491,653
Adobe Systems	45,110 a	1,044,748
Alliance Data Systems	27,170 a	1,176,733
Amphenol, Cl. A	32,220	748,148
Apple	15,030 a	1,392,830
Cisco Systems	141,150 a	2,334,621
F5 Networks	20,960 a	521,904
Global Payments	11,290	408,359
Intel	62,430	861,534
Juniper Networks	74,530 a	1,295,331
Lam Research	18,680 a	377,336
McAfee	21,630 a	656,038
Microsoft	130,590	2,640,530
Nokia, ADR	19,210	272,206
Oracle	83,220 a	1,339,010
QUALCOMM	59,640	2,002,115
		17,563,096
Materials--2.4%
Freeport-McMoRan Copper & Gold	10,970	263,170
International Paper	51,260	638,187
Mosaic	7,700	233,695
Pactiv	46,840 a	1,170,532
		2,305,584
Telecommunication Services--2.1%
AT & T	69,790	1,993,202
Utilities--4.9%
American Electric Power	43,310	1,355,170
PG & E	43,320	1,647,893
Qwest Communications International	104,940	335,808
Sempra Energy	27,550	1,285,759
		4,624,630

Total Investments (cost $150,601,660)	121.4%	114,688,794
Liabilities, Less Cash and Receivables	(21.4%)	(20,184,812)

Net Assets	100.0%	94,503,982

ADR - American Depository Receipts
a Non-income producing security.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2008 (Unaudited)

Common Stocks--22.9%	Shares	Value ($)

Consumer Discretionary-- 4.8%
AutoNation	57,630 a	492,160
Gentex	44,570	390,879
Harley-Davidson	30,690	522,037
Hearst-Argyle Television	19,070	152,941
Mohawk Industries	21,300 a	654,762
Sally Beauty Holdings	91,920 a	399,852
Tim Hortons	59,740	1,486,929
Walt Disney	17,520	394,550
		4,494,110
Consumer Staples--5.0%
Brown-Forman, Cl. B	22,062	968,301
Constellation Brands, Cl. A	38,130 a	486,539
Hain Celestial Group	43,410 a	683,273
Hershey	20,170	726,120
Hormel Foods	34,180	907,821
Tootsie Roll Industries	37,210	965,599
		4,737,653
Energy--.8%
Dril-Quip	13,170 a	259,186
EOG Resources	6,250	531,375
		790,561
Health Care--4.1%
C.R. Bard	13,470	1,104,944
Edwards Lifesciences	8,330 a	414,584
IDEXX Laboratories	18,670 a	577,090
LifePoint Hospitals	13,720 a	275,223
Medicis Pharmaceutical, Cl. A	35,630	435,755
Mentor	28,180	455,107
Millipore	6,560 a	332,330
Patterson Cos.	17,120 a	322,198
		3,917,231
Exchange Traded Funds--1.2%
Standard & Poor's Depository

Receipts (Tr. Ser. 1)	12,430	1,119,819

Industrials-2.3%
Caterpillar	12,330	505,407
Deere & Co.	24,630	857,370
Trinity Industries	20,240	300,969
W.W. Grainger	7,240	510,927
		2,174,673

Information Technology--3.7%
Dell	43,170 a	482,209
Electronic Arts	12,490 a	238,059
FactSet Research Systems	14,210	568,400
Google, Cl. A	1,670 a	489,243
Research In Motion	14,170 a	601,800
Salesforce.com	10,980 a	314,248
SAP, ADR	7,960	271,754
VeriSign	23,360 a	504,342
		3,470,055
Materials--.6%
Alcoa	12,040	129,550
Nucor	7,170	255,826
United States Steel	6,640	201,856
		587,232
Telecommunication Services--.4%
Verizon Communications	11,620	379,393

Total Securities Sold Short (cost $31,647,685)	22.9%	21,670,727

ADR-American Depository Receipts
a Non-income producing security.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $118,953,975.

Net unrealized depreciation on investments was $25,935,908 of which $11,923,662 related to appreciated investment securities and $37,859,570 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

		Investments in Securities Sold,
Valuation Inputs	Investments in Securities ($)	Not Yet Purchased ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	114,688,794	(21,670,727)		0

Level 2 - Other Significant Observable Inputs	0	0		0

Level 3 - Significant Unobservable Inputs	0	0		0

Total	114,688,794	(21,670,727)		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--19.8%	Principal Amount ($)	Value ($)

Banco Bilbao Vizcaya Argenteria Puerto Rico
3.08%, 5/26/09	20,000,000	20,000,478
Banco Santander Puerto Rico (Yankee)
2.56%, 3/11/09	20,000,000	20,000,000
Bank of Nova Scotia (Yankee)
2.83%, 5/8/09	20,000,000	20,001,691
Calyon (Yankee)
3.14%, 2/20/09	15,000,000	15,000,664
Calyon/New York Branch
3.13%, 2/9/09	25,000,000	25,003,456
Credit Suisse Group
4.99%, 1/12/09	45,000,000 a	45,005,952
Fifth Third Bank
3.24%, 12/17/08	25,000,000	25,000,109
Royal Bank of Canada
3.00%, 12/19/08	25,000,000 a	25,000,000
Societe Generale (Yankee)
2.90%, 12/8/08	25,000,000	24,998,796
Westpac Banking Corp.
3.24%, 8/25/09	10,000,000	10,000,718
Total Negotiable Bank Certificates of Deposit
(cost $230,011,864)		230,011,864
Commercial Paper--42.6%

Abbey National North America LLC
3.05%, 4/21/09	15,000,000	14,820,813
BNP Paribas Finance Inc.
0.89%, 12/2/08	50,000,000	49,998,764
Deutsche Bank Financial LLC
0.50%, 12/1/08	50,000,000	50,000,000
Dexia Delaware LLC
0.94%, 12/1/08	50,000,000	50,000,000

District of Columbia Water and Sewer Authority
3.20%, 1/14/09	14,200,000	14,200,000
General Electric Capital Corp.
0.75% - 1.95%, 12/2/08 - 5/21/09	41,500,000	41,314,302
JPMorgan Chase Funding
0.75%, 12/1/08	50,000,000 b	50,000,000
KFW International Finance Inc.
0.55%, 12/1/08	50,000,000 b	50,000,000
Northern California Transmission Agency
2.60% - 3.33%, 12/3/08 - 12/9/08	41,500,000	41,500,000
San Jose CA
1.25%, 12/15/08	20,890,000	20,879,845
Societe Generale N.A. Inc.
0.81% - 2.89%, 12/2/08 - 3/10/09	25,000,000	24,880,562
UBS Finance Delaware LLC
0.75%, 12/2/08	20,000,000	19,999,583
Westpac Banking Corp.
4.20%, 1/2/09	40,000,000	40,000,000
Yale University
1.90%, 3/12/09	25,500,000	25,364,071
Total Commercial Paper
(cost $492,957,940)		492,957,940
Notes--30.4%

Allied Irish Banks
3.28%, 2/5/09	30,000,000 a	30,000,000
Bank of Scotland PLC
2.92%, 2/6/09	40,000,000 a	39,945,334
BBVA U.S. Senior, S.A. Unipersonal
4.62%, 1/21/09	24,600,000 a,b	24,581,374
Chicago IL Midway Airport
3.50%, 12/7/08	15,950,000 a	15,950,000
Cleveland OH Airport System
1.75% - 3.50%, 12/3/08 - 12/7/08	40,350,000 a	40,350,000
Colorado Educational and Cultural Facilities Authority
1.80%, 12/7/08	45,000,000 a	45,000,000
Goldman Sachs Group Inc.
3.79%, 1/15/09	25,700,000	25,718,138

Mississippi Business Finance Corp.
2.00%, 12/7/08	31,000,000 a	31,000,000
New York City NY Transitional Finance Authority
5.00%, 12/7/08	50,000,000 a	50,000,000
Texas
2.00% - 8.00%, 12/7/08 - 12/8/08	39,445,000 a	39,445,000
Texas, GO (Veterans Housing)
8.00%, 12/7/08	9,655,000 a	9,655,000
Total Notes
(cost $351,644,846)		351,644,846
U.S. Government Agency--4.3%

Federal Home Loan Mortgage Corp.
0.20%, 12/8/08
(cost $49,998,056)	50,000,000	49,998,056
Repurchase Agreement--3.9%

JPMorgan Chase & Co.
0.10%, dated 11/28/08, due 12/1/08 in the amount of
$45,400,378 (fully collateralized by $32,159,000
Treasury Inflation Protected Securities, 3.625%, due
4/15/28, value $46,305,744)
(cost $45,400,000)	45,400,000	45,400,000
Total Investments (cost $1,170,012,706)	101.0%	1,170,012,706
Liabilities, Less Cash and Receivables	(1.0%)	(11,174,909)
Net Assets	100.0%	1,158,837,797

a	Variable rate security--interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $124,581,374 or 10.8% of net assets.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,170,012,706

Level 3 - Significant Unobservable Inputs	0

Total	1,170,012,706

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

November 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.2%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.3%
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)		5.00	2/1/09	3,935,000 a	3,999,570
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)		0.85	12/7/08	25,000,000 b	25,000,000

Arizona--.6%
Maricopa County Industrial
Development Authority, Revenue
(Valley of the Sun YMCA) (LOC;
U.S. Bank NA)		0.90	12/7/08	7,500,000 b	7,500,000
Sun Devil Energy Center LLC,
Revenue, Refunding (Arizona
State University Project)
(Insured; Assured Guaranty and
Liquidity Facility; Royal Bank
of Canada)		1.05	12/7/08	7,000,000 b	7,000,000

California--8.7%
California,
GO (Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		0.52	12/1/08	31,000,000 b	31,000,000
California,
GO (Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		0.60	12/1/08	2,700,000 b	2,700,000

California,
GO (Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.45	12/1/08	19,560,000 b	19,560,000
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.45	12/1/08	43,360,000 b	43,360,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	0.65	12/1/08	38,390,000 b	38,390,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.50	12/1/08	33,000,000 b	33,000,000
California Municipal Finance
Authority, Revenue (Goodwill
Industries of Orange County)
(LOC; Wells Fargo Bank)	0.55	12/7/08	3,900,000 b	3,900,000
M-S-R Public Power Agency,
Subordinate Lien Revenue (San
Juan Project) (LOC; Dexia
Credit Locale)	1.50	12/1/08	24,900,000 b	24,900,000

Colorado--4.7%
Central Platte Valley Metropolitan
District, GO (Liquidity
Facility; BNP Paribas)	3.50	12/1/08	9,200,000	9,200,000
Central Platte Valley Metropolitan
District, GO (LOC; U.S. Bank
NA)	3.50	12/1/08	1,490,000	1,490,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	1.10	12/1/08	4,800,000 b	4,800,000
Colorado Health Facilities
Authority, HR (North Colorado
Medical Center, Inc. Project)
(LOC; Banco Bilbao Vizcaya

Argentaria)	1.10	12/1/08	13,000,000 b	13,000,000
Colorado School of Mines Board of
Trustees, Enterprise
Improvement Revenue (LOC;
Dexia Credit Locale)	1.35	12/1/08	28,625,000 b	28,625,000
Colorado School of Mines Board of
Trustees, Enterprise Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.00	12/7/08	26,565,000 b	26,565,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)	1.03	12/7/08	6,150,000 b	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)	1.03	12/7/08	9,390,000 b	9,390,000
Triview Metropolitan District,
GO, Refunding (LOC; Banco
Bilbao Vizcaya Argentaria)	1.08	12/7/08	6,740,000 b	6,740,000

Connecticut--.9%
Connecticut,
GO (Liquidity Facility;
Bayerische Landesbank)	0.70	12/7/08	19,350,000 b	19,350,000

District of Columbia--1.1%
District of Columbia,
GO (Insured; CIFG and
Liquidity Facility; Citibank
NA)	1.16	12/7/08	10,015,000 b,c	10,015,000
District of Columbia,
Multimodal GO, Refunding (LOC;
Allied Irish Banks)	0.95	12/7/08	4,285,000 b	4,285,000
District of Columbia,
University Revenue (Georgetown
University Issue) (LOC;
JPMorgan Chase Bank)	0.60	12/7/08	9,640,000 b	9,640,000

Florida--5.1%
Alachua County Health Facilities
Authority, Continuing Care

Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	1.20	12/1/08	9,700,000 b	9,700,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.90	12/1/08	4,600,000 b	4,600,000
Eclipse Funding Trust
(Golden Knights Corporation
Master Lease Program)
(Insured; MBIA, Inc. and
Liquidity Facility; U.S. Bank
NA)	0.80	12/7/08	24,195,000 b,c	24,195,000
Florida Municipal Power Agency,
Revenue, Refunding
(All-Requirements Power Supply
Project) (LOC; Bank of America)	0.90	12/1/08	15,000,000 b	15,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	1.16	12/7/08	4,660,000 b,c	4,660,000
North Broward Hospital District,
Revenue, Refunding (LOC; TD
Banknorth NA)	0.77	12/7/08	17,100,000 b	17,100,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.90	12/1/08	26,420,000 b	26,420,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	1.00	12/7/08	12,900,000 b	12,900,000

Georgia--2.3%
Atlanta,
Water and Wastewater Revenue,
CP (LOC: Bank of America,

Dexia Credit Locale, JPMorgan
Chase Bank and Lloyds TSB Bank
PLC)	1.70	2/4/09	9,111,000	9,111,000
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	1.40	12/7/08	6,530,000 b	6,530,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.85	12/7/08	36,200,000 b	36,200,000

Hawaii--.2%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity
Facility; FHLMC)	0.95	12/7/08	5,200,000 b	5,200,000

Illinois--6.7%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.65	12/7/08	14,850,000 b	14,850,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.65	12/7/08	3,225,000 b	3,225,000
Chicago Transit Authority,
COP (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	1.35	12/7/08	25,365,000 b,c	25,365,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	1.95	5/5/09	18,000,000	18,000,000
Illinois Educational Facilities
Authority, Revenue, CP (LOC;
Northern Trust)	1.68	12/31/08	12,174,000	12,174,000
Illinois Educational Facilities

Authority, Revenue, CP (LOC;
Northern Trust)	1.68	2/2/09	21,526,000	21,526,000
Illinois Finance Authority,
Revenue (Chicago Symphony
Orchestra) (LOC; Royal Bank of
Scotland)	0.60	12/7/08	8,000,000 b	8,000,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.95	12/1/08	2,900,000 b	2,900,000
Illinois Health Facilities
Authority, Revenue (Ingalls
Memorial Hospital) (LOC;
Northern Trust Co.)	0.70	12/7/08	13,300,000 b	13,300,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(LOC; Bank of America)	0.85	12/1/08	30,000,000 b	30,000,000
Kane County Forest Preserve
District, GO	4.50	12/15/08	2,490,000	2,491,066

Indiana--.5%
Indiana Finance Authority,
Health System Revenue,
Refunding (Sisters of Saint
Francis Health Services, Inc.
Obligated Group) (LOC; Wells
Fargo Bank)	0.77	12/7/08	3,600,000 b	3,600,000
Lawrenceburg,
PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	0.95	12/7/08	8,600,000 b	8,600,000

Iowa--1.2% Iowa Finance Authority, Health Facilities Revenue (Great River Medical Center Project) (LOC; Allied Irish

Banks)	1.20	12/1/08	2,900,000 b	2,900,000
Iowa Finance Authority,
Private College Revenue

(Central College Project)
(LOC; Wells Fargo Bank)	1.20	12/1/08	3,700,000 b	3,700,000
Iowa Finance Authority,
Private College Revenue,
Refunding (Drake University
Project) (LOC; Wells Fargo
Bank)	1.20	12/1/08	20,500,000 b	20,500,000

Kansas--1.8%
Olathe,
GO Temporary Notes	2.75	6/1/09	40,000,000	40,160,635

Kentucky--3.4%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.80	12/1/08	25,300,000 b	25,300,000
Danville,
Multi-City LR, CP (LOC; Fifth
Third Bank)	1.70	12/1/08	51,290,000	51,290,000

Louisiana--1.9%
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System
Project) (LOC; JPMorgan Chase
Bank)	0.80	12/1/08	42,700,000 b	42,700,000

Maryland--1.7%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.95	12/7/08	4,000,000 b	4,000,000
Maryland Economic Development
Corporation, EDR, Refunding
(United States Pharmacopeial
Convention, Inc. Project)
(LOC; Bank of America)	0.90	12/1/08	9,865,000 b	9,865,000

Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	0.30	12/7/08	14,765,000 b	14,765,000
Montgomery County,
GO, Refunding (Consolidated
Public Improvement)	2.75	1/1/09	9,935,000	9,941,181

Massachusetts--13.9%
Braintree,
GO, BAN	2.50	8/14/09	40,000,000	40,249,856
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.95	12/1/08	21,650,000 b	21,650,000
Massachusetts,
CP (LOC; JPMorgan Chase Bank)	1.52	1/5/09	22,500,000	22,500,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	1.02	12/7/08	1,000,000 b	1,000,000
Massachusetts Development Finance
Agency, Revenue (Smith College
Issue) (Liquidity Facility;
JPMorgan Chase Bank)	2.00	12/7/08	50,000,000 b	50,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Banknorth NA)	0.90	12/7/08	7,700,000 b	7,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.40	12/7/08	50,000,000 b	50,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.65	12/1/08	39,700,000 b	39,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.85	12/1/08	13,600,000 b	13,600,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; Bank of
America)	0.85	12/1/08	50,000,000 b	50,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.55	12/7/08	15,000,000 b	15,000,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	4.50	12/7/08	2,170,000 b	2,170,000

Michigan--.6%
Michigan Strategic Fund,
LOR, Refunding (The Detroit
Edison Company Exempt
Facilities Project) (LOC; Bank
of Nova Scotia)	0.95	12/7/08	14,400,000 b	14,400,000

Minnesota--.7%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(LOC; Wells Fargo Bank)	0.76	12/7/08	5,700,000 b	5,700,000
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(LOC; Wells Fargo Bank)	0.90	12/7/08	2,300,000 b	2,300,000
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	1.68	5/7/09	8,000,000	8,000,000

Missouri--.5%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.35	12/1/08	10,960,000 b	10,960,000

Nebraska--.3%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	1.10	12/1/08	6,100,000 b	6,100,000

Nevada--.3%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.05	12/7/08	7,300,000 b	7,300,000

New Hampshire--1.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(New London Hospital Issue)
(LOC; Fortis Bank)	5.50	12/7/08	14,450,000 b	14,450,000
New Hampshire Health and
Educational Facilities
Authority, Revenue (Saint
Anselm College Issue) (LOC;
RBS Citizen's NA)	1.20	12/1/08	3,500,000 b	3,500,000
New Hampshire Housing Finance
Authority, MFHR, Refunding
(EQR-Bond Partnership -
Manchester Project) (LOC; FNMA)	1.05	12/7/08	12,700,000 b	12,700,000

New Jersey--1.5%
Camden County Industrial
Development Authority, Revenue
(Harvest Village Project)
(LOC; JPMorgan Chase Bank)	0.70	12/1/08	6,300,000 b	6,300,000
Delaware River Port Authority,
Revenue, Refunding (LOC; TD
Banknorth NA)	1.03	12/7/08	5,100,000 b	5,100,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane's Mill Project) (LOC;
TD Banknorth NA)	1.03	12/7/08	1,200,000 b	1,200,000

New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	0.70	12/1/08	2,400,000 b	2,400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; TD Banknorth NA)	1.03	12/7/08	3,400,000 b	3,400,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	1.14	12/7/08	15,500,000 b,c	15,500,000

New York--9.6%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	1.00	12/1/08	5,000,000 b	5,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.70	12/1/08	26,400,000 b	26,400,000
New York City,
GO (Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	1.25	12/1/08	34,230,000 b	34,230,000
New York City,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.80	12/1/08	40,000,000 b	40,000,000
New York City,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.00	12/1/08	40,000,000 b	40,000,000
New York City,
GO (LOC; Dexia Credit Locale)	0.70	12/1/08	21,790,000 b	21,790,000
New York City,
GO (LOC; Fortis Bank)	0.95	12/1/08	22,700,000 b	22,700,000
New York City,
GO (LOC; Fortis Bank)	0.95	12/1/08	7,800,000 b	7,800,000

New York City,
GO (LOC; Westdeutsche
Landesbank)	0.75	12/1/08	10,300,000 b	10,300,000
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.) (LOC; U.S. Bank NA)	0.50	12/7/08	3,750,000 b	3,750,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	0.90	12/7/08	4,000,000 b	4,000,000

Ohio--2.8%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)	0.85	12/1/08	5,000,000 b	5,000,000
Butler County,
Healthcare Facilities
Improvement Revenue, Refunding
(Lifesphere Project) (LOC;
U.S. Bank NA)	0.80	12/7/08	3,500,000 b	3,500,000
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.90	12/7/08	20,000,000 b	20,000,000
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	1.15	12/7/08	7,800,000 b	7,800,000
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	1.15	12/7/08	5,100,000 b	5,100,000
Ohio,
HR (University Hospitals
Health System, Inc.) (LOC;
Royal Bank of Scotland)	0.76	12/7/08	5,800,000 b	5,800,000
Ohio Higher Educational Facility,
Revenue, Refunding (Case
Western Reserve University
Project) (LOC; Allied Irish
Banks)	0.45	12/7/08	6,000,000 b	6,000,000

Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.80	12/7/08	10,000,000 b	10,000,000

Oklahoma--1.1%
Oklahoma Development Finance
Authority, Revenue, Refunding
(INTEGRIS Baptist Medical
Center, Inc., INTEGRIS South
Oklahoma City Hospital
Corporation and INTEGRIS Rural
Health, Inc) (Insured; Assured
Guaranty and Liquidity
Facility; KBC Bank)	2.25	12/7/08	24,360,000 b	24,360,000

Oregon--3.0%
Clackamas County Hospital Facility
Authority, Revenue (Legacy
Health System)	0.78	12/7/08	4,800,000 b	4,800,000
Clackamas County Hospital Facility
Authority, Revenue (Legacy
Health System) (LOC; U.S.
Bancorp)	0.78	12/7/08	8,900,000 b	8,900,000
Medford Hospital Facilities
Authority, Revenue (Cascade
Manor Project) (LOC; KBC Bank)	0.85	12/1/08	7,230,000 b	7,230,000
Medford Hospital Facilities
Authority, Revenue (Rogue
Valley Manor Project) (LOC;
Bank of America)	0.85	12/1/08	22,000,000 b	22,000,000
Yamhill County Hospital Authority,
Revenue, Refunding
(Friendsview Retirement
Community - Oregon) (LOC; U.S.
Bank NA)	1.05	12/1/08	23,620,000 b	23,620,000

Pennsylvania--8.1%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear

Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.65	12/7/08	30,000,000 b	30,000,000
Bucks County Industrial
Development Authority, HR
(Grand View Hospital) (LOC; TD
Banknorth NA)	0.80	12/7/08	7,000,000 b	7,000,000
Delaware Valley Regional Finance
Authority, Local Government
Revenue (LOC; Bayerische
Landesbank)	1.10	12/7/08	25,500,000 b	25,500,000
Lancaster County,
GO (Insured; FSA and Liquidity
Facility; Royal Bank of Canada)	2.50	12/7/08	22,000,000 b	22,000,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of
America)	0.90	12/1/08	7,500,000 b	7,500,000
Luzerne County,
GO (Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	2.55	12/7/08	50,000,000 b	50,000,000
Parkland School District,
GO (Insured; FSA and Liquidity
Facility; Royal Bank of Canada)	2.50	12/7/08	9,245,000 b	9,245,000
Philadelphia Authority for
Industrial Development,
Revenue (Fox Chase Cancer
Obligated Group) (LOC;
Citizens Bank of Pennsylvania)	0.70	12/1/08	6,600,000 b	6,600,000
Quakertown General Authority,
Revenue, Refunding (The
Trustees of the University of
Pennsylvania Project)	1.65	3/5/09	17,700,000	17,700,000
Southcentral General Authority,
Revenue (WellSpan Health
Obligated Group) (LOC; Royal
Bank of Scotland)	0.77	12/7/08	6,125,000 b	6,125,000

Rhode Island--.3%
Rhode Island Economic Development
Corporation, Revenue (Rhode
Island Philharmonic Orchestra

Issue) (LOC; Citizens Bank NA)	0.95	12/7/08	7,000,000 b	7,000,000

South Dakota--.0%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	1.20	12/1/08	1,000,000 b	1,000,000

Tennessee--.5%
Clarksville Public Building
Authority, Revenue (City of
Morristown Loans) (LOC; Bank
of America)	0.90	12/1/08	5,000,000 b	5,000,000
Metropolitan Nashville Airport
Authority, Airport Improvement
Revenue, Refunding (LOC;
Societe Generale)	1.00	12/7/08	5,900,000 b	5,900,000

Texas--6.6%
Austin,
Water and Wastewater System
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Landesbank Baden-Wurttemberg)	2.85	12/7/08	50,000,000 b	50,000,000
Harris County Flood Control
District, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.10	12/1/08	30,555,000	30,555,000
Richardson Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; DEPFA Bank PLC and
LOC; Permanent School Fund
Guarantee Program)	2.10	4/1/09	20,300,000	20,300,000
Southwest Higher Education
Authority, Inc., Higher
Education Revenue (Southern
Methodist University Project)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.00	12/1/08	13,445,000 b	13,445,000
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue

(Longhorn Village Project)
(LOC; Bank of Scotland)	1.00	12/7/08	34,600,000 b	34,600,000

Utah--1.3%
Emery County,
PCR, Refunding (PacifiCorp
Projects) (LOC; Wells Fargo
Bank)	1.05	12/7/08	10,000,000 b	10,000,000
Utah Transit Authority,
Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	0.95	12/1/08	20,250,000 b	20,250,000

Vermont--.5%
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Bank of Nova Scotia)	1.03	12/7/08	12,075,000 b	12,075,000

Virginia--.3%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.90	12/7/08	5,900,000 b	5,900,000

Washington--1.0%
Seattle Housing Authority,
Low Income Housing Assistance
Revenue (Foss Home Project)
(LOC; Wells Fargo Bank)	0.84	12/7/08	3,805,000 b	3,805,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.97	12/7/08	3,800,000 b	3,800,000
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.86	12/7/08	4,500,000 b	4,500,000
Washington Health Care Facilities
Authority, Revenue (Southwest
Washington Medical Center)

(LOC; Allied Irish Banks)	0.60	12/7/08	4,750,000 b	4,750,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Franke Tobey Jones
Project) (LOC; Wells Fargo
Bank)	1.05	12/1/08	6,700,000 b	6,700,000

Wisconsin--1.8%
Milwaukee,
School RAN	3.00	9/3/09	25,000,000	25,262,314
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	1.05	12/1/08	6,395,000 b	6,395,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gundersen Lutheran) (LOC;
Wells Fargo Bank)	0.76	12/7/08	6,900,000 b	6,900,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	1.05	12/1/08	2,000,000 b	2,000,000

Total Investments (cost $2,215,095,622)			98.2%	2,215,095,622
Cash and Receivables (Net)			1.8%	39,685,511
Net Assets			100.0%	2,254,781,133

a	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $79,735,000 or 3.5% of net assets.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	2,215,095,622

Level 3 - Significant Unobservable Inputs	0

Total	2,215,095,622

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/28/2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	1/28/2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)